UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-2668

Oppenheimer Rochester AMT-Free Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 1/31/2019

Item 1. Reports to Stockholders.

Semiannual Report 1/31/2019 Oppenheimer Rochester® AMT-Free Municipal Fund Important Notice: The Securities and Exchange Commission will permit funds to deliver shareholder reports electronically beginning January 1, 2021. At that time, OppenheimerFunds will send a notice, either by mail or email, each time your fund’s updated report is available on our website (oppenheimerfunds.com). Investors enrolled in electronic delivery will receive the notice by email, with links to the updated report. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. All investors who prefer to receive shareholder reports in paper may, at any time, choose that option free of charge by calling 1.800.225.5677.

Important Updates

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of OppenheimerFunds, Inc. and its subsidiaries OFI Global Asset Management, Inc., OFI SteelPath, Inc. and OFI Advisors, LLC, announced that it has entered into an agreement whereby Invesco Ltd., a global investment management company, will acquire OppenheimerFunds, Inc. As of the date of this report, the transaction is expected to close in the second quarter of 2019, pending necessary regulatory and other third-party approvals. This is subject to change. See the Notes to Financial Statements for more information.

Update to Shareholder Report Document Delivery

Beginning January 1, 2021, OppenheimerFunds will send a notice, either by mail or email, each time your fund’s updated report is available on our website (oppenheimerfunds.com). Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. Enrolling in electronic delivery will enable you to receive a direct link to your full shareholder report the moment it becomes available, and limit the amount of mail you receive. All investors who prefer to receive shareholder reports in paper may, at any time, choose that option.

How do you update your delivery preferences?

If you own these shares through a financial intermediary, you may contact your financial intermediary.

If your accounts are held through OppenheimerFunds and you receive statements, confirms, and other documents directly from us, you can enroll in our eDocs DirectSM service at oppenheimerfunds.com or by calling us. Once you’re enrolled, you’ll begin to receive email notifications of updated documents when they become available. If you have any questions, feel free to call us at 1.800.225.5677.

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 1/31/19

	Class A Shares of the Fund
	Without Sales Charge	With Sales Charge	Bloomberg Barclays Municipal Index
6-Month	0.88%	-3.92%	2.05%

1-Year	7.68	2.56	3.26

5-Year	6.69	5.65	3.57

10-Year	9.53	9.00	4.55

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund returns include changes in share price, reinvested distributions, and a 4.75% maximum applicable sales charge except where “without sales charge” is indicated. Current performance may be lower or higher than the performance quoted. Returns for periods of less than one year are not annualized. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). See Fund prospectuses and summary prospectuses for more information on share classes and sales charges

Our Twitter handle is @RochesterFunds.

3        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Top Holdings and Allocations

TOP TEN CATEGORIES

General Obligation	10.9%
Tobacco Master Settlement Agreement	9.3
Hospital/Healthcare	8.3
Education	7.5
Sales Tax Revenue	6.5
Highways/Commuter Facilities	6.1
Sewer Utilities	4.9
Higher Education	4.7
Government Appropriation	3.9
Special Assessment	3.9

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2019 and are based on total assets.

CREDIT ALLOCATION

	NRSRO- Rated	Sub- Adviser- Rated	Total
AAA	2.8%	0.9%	3.7%
AA	26.2	0.0	26.2
A	25.9	0.0	25.9
BBB	16.7	4.8	21.5
BB or lower	12.1	10.6	22.7
Total	83.7%	16.3%	100.0%

The percentages above are based on the market value of the securities as of January 31, 2019 and are subject to change. OppenheimerFunds, Inc. determines the credit allocation of the Fund’s assets using ratings by nationally recognized statistical rating organizations (NRSROs), such as S&P Global Ratings (S&P). For any security rated by an NRSRO other than S&P, the sub-adviser, OppenheimerFunds, Inc., converts that security’s rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. For securities not rated by an NRSRO, the sub-adviser uses its own credit analysis to assign ratings in categories similar to those of S&P. The use of similar categories is not an indication that the sub-adviser’s credit analysis process is consistent or comparable with any NRSRO’s process were that NRSRO to rate the same security.

For the purposes of this Credit Allocation table, securities rated within the NRSROs’ four highest categories – AAA, AA, A, and BBB – are investment-grade securities. For further details, please consult the Fund’s prospectus or Statement of Additional Information.

4        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Performance

DISTRIBUTION YIELDS

As of 1/31/19
	Without Sales Charge	With Sales Charge
Class A	3.57%	3.41%
Class C	3.06	N/A
Class Y	3.76	N/A

STANDARDIZED YIELDS
For the 30 Days Ended 1/31/19
Class A	2.90%
Class C	2.29
Class Y	3.29

TAXABLE EQUIVALENT YIELDS
As of 1/31/19
Class A	4.90%
Class C	3.87
Class Y	5.56
UNSUBSIDIZED STANDARDIZED YIELDS
For the 30 Days Ended 1/31/19
Class A	2.88%
Class C	2.28
Class Y	3.28

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 1/31/19

	Inception Date	6-Month	1-Year	5-Year	10-Year	Since Inception
Class A (OPTAX)	10/27/76	0.88%	7.68%	6.69%	9.53%	5.76%
Class C (OMFCX)	8/29/95	0.64	7.08	5.90	8.71	3.67
Class Y (OMFYX)	11/29/10	1.14	8.11	6.93	N/A	7.58

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 1/31/19

	Inception Date	6-Month	1-Year	5-Year	10-Year	Since Inception
Class A (OPTAX)	10/27/76	-3.92%	2.56%	5.65%	9.00%	5.64%
Class C (OMFCX)	8/29/95	-0.35	6.08	5.90	8.71	3.67
Class Y (OMFYX)	11/29/10	1.14	8.11	6.93	N/A	7.58

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns for periods of less than one year are not annualized. Returns do not consider capital gains or income taxes on an individual’s investments. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 4.75% and for Class C, the contingent deferred sales charge of 1% for the 1-year period. There is no sales charge for Class Y shares.

The Fund’s performance is compared to the performance of the Bloomberg Barclays Municipal Index, an index of a broad range of investment-grade municipal bonds that measures the performance of the general municipal bond market. The index is unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not

5        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

limited to the investments comprising the index. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses, or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

Distribution yields for Class A shares are based on dividends of $0.021 for the 22-day accrual period ended January 22, 2019. The yield without sales charge for Class A shares is calculated by dividing annualized dividends by the Class A net asset value (NAV) on January 22, 2019; for the yield with charge, the denominator is the Class A maximum offering price on that date. Distribution yields for Class C and Y are annualized based on dividends of $0.0178 and $0.0220, respectively, for the 22-day accrual period ended January 22, 2019 and on the corresponding net asset values on that date.

Standardized yield is based on an SEC-standardized formula designed to approximate the Fund’s annualized hypothetical current income from securities less expenses for the 30-day period ended January 31, 2019 and that date’s maximum offering price (for Class A shares) or net asset value (for all other share classes). Each result is compounded semiannually and annualized. Falling share prices artificially increase yields. The unsubsidized standardized yield is computed under an SEC-standardized formula based on net income earned for the 30-day period ended January 31, 2019. The calculation excludes any expense reimbursements and thus may result in a lower yield.

Taxable equivalent yield is based on the standardized yield and the 2018 top federal tax rate of 40.8%. Calculations factor in the 3.8% tax on unearned income under the Patient Protection and Affordable Care Act, as applicable. A portion of the Fund’s distributions may be subject to tax; capital gains distributions are taxable as capital gains. Tax treatments of the Fund’s distributions and capital gains may vary by state; investors should consult a tax advisor to determine if the Fund is appropriate for them. Each result is compounded semiannually and annualized. Falling share prices artificially increase yields. This Report must be preceded or accompanied by a Fund prospectus.

Investments in “tobacco bonds,” which are backed by the proceeds a state or territory receives from the 1998 national litigation settlement with tobacco manufacturers, may be vulnerable to economic and/or legislative events that affect issuers in a particular municipal market sector. Annual payments by MSA-participating manufacturers, for example, hinge on many factors, including annual domestic cigarette shipments, inflation and the relative market share of non-participating manufacturers. To date, we believe consumption figures remain within an acceptable range of the assumptions used to structure MSA bonds. Future MSA payments could be reduced if consumption were to fall more rapidly than originally forecast.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

6        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

7        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2019.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended January 31, 2019” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Actual	Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Expenses Paid During 6 Months Ended January 31, 2019
Class A	$1,000.00	$1,008.80	$5.33
Class C	1,000.00	1,006.40	9.25
Class Y	1,000.00	1,011.40	4.17

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,019.91	5.36
Class C	1,000.00	1,016.03	9.29
Class Y	1,000.00	1,021.07	4.19

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended January 31, 2019 are as follows:

Class	Expense Ratios
Class A	1.05%
Class C	1.82
Class Y	0.82

9        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS January 31, 2019 Unaudited

Principal Amount		Coupon		Maturity	Value

Municipal Bonds and Notes—106.0%

Alabama—5.3%
$20,000,000	Birmingham, AL Commercial Devel. Authority (Civic Center Improvements)[1]	5.500%		04/01/2041	$21,132,200

385,000	Birmingham, AL Private Educational Building Authority (Birmingham-Southern College)[1]	6.125		12/01/2025	384,961

2,500,000	Birmingham-Jefferson, AL Civic Center Authority[1]	5.000		07/01/2048	2,776,325

195,000	Cooperative District, AL Fort Deposit[1,2]	6.000		02/01/2036	176,255

4,500,000	Homewood, AL Educational Building Authority (Samford University)[1]	5.000		12/01/2047	4,932,540

4,500,000	Jefferson County, AL GO1	5.000		09/15/2035	5,091,840

20,185,000	Jefferson County, AL Sewer[1]	0.000	[3]	10/01/2046	17,663,894

20,000,000	Jefferson County, AL Sewer[1]	0.000	[3]	10/01/2050	17,478,000

8,750,000	Jefferson County, AL Sewer[1]	0.000	[3]	10/01/2050	7,769,912

8,000,000	Jefferson County, AL Sewer[1]	6.000		10/01/2042	9,143,680

7,500,000	Jefferson County, AL Sewer[1]	6.500		10/01/2053	8,781,600

4,000,000	Jefferson County, AL Sewer[1]	7.000		10/01/2051	4,772,680

200,000	Mobile, AL Improvement District (McGowin Park)[1]	5.250		08/01/2030	202,592

					100,306,479

Alaska—0.0%
600,000	AK Industrial Devel. & Export Authority Community Provider (Boys & Girls Home)[4,5]	5.875		12/01/2027	30,000

90,000	AK Northern Tobacco Securitization Corp. (TASC)[1]	5.000		06/01/2032	87,269

					117,269

Arizona—2.4%
500,000	AZ IDA (AM&S/AcadM&S/M&SSA Obligated Group)[1]	5.000		07/01/2038	554,940

1,800,000	AZ IDA (AM&S/AcadM&S/M&SSA Obligated Group)[1]	5.000		07/01/2048	1,964,718

2,125,000	AZ IDA (AM&S/AcadM&S/M&SSA Obligated Group)[1]	5.000		07/01/2052	2,311,086

675,000	AZ IDA (AM&S/AM&SS/MSSA Obligated Group)[1]	5.000		07/01/2042	736,364

925,000	AZ IDA (AM&S/AM&SS/MSSA Obligated Group)[1]	5.000		07/01/2047	1,007,001

1,000,000	AZ IDA (AM&S/AM&SS/MSSA Obligated Group)[1]	5.000		07/01/2051	1,083,400

1,100,000	AZ IDA (Provident Group - Eastern Michigan University Parking)[1]	5.000		05/01/2048	1,165,648

1,000,000	AZ IDA (Provident Group - Eastern Michigan University Parking)[1]	5.000		05/01/2051	1,057,000

359,000	Festival Ranch, AZ Community Facilities District[1]	5.750		07/01/2032	358,989

80,000	Maricopa County, AZ IDA (Greathearts Arizona)[1]	5.000		07/01/2037	90,466

145,000	Maricopa County, AZ IDA (Greathearts Arizona)[1]	5.000		07/01/2048	160,276

495,000	Maricopa County, AZ IDA (Immanuel Campus Care)[4,5]	8.500		04/20/2041	341,550

175,000	Maricopa County, AZ School District No. 24 (Gila Bend)[1]	5.500		07/01/2022	175,147

288,000	Merrill Ranch, AZ Community Facilities District No. 1 Special Assessment Lien[1]	5.300		07/01/2030	288,256

750,000	Phoenix, AZ IDA (Career Success Schools)[1]	7.000		01/01/2029	757,928

10        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value

Arizona (Continued)

$485,000	Phoenix, AZ IDA (Espiritu Community Devel. Corp.)[1]	6.250%	07/01/2036	$484,995

8,500,000	Phoenix, AZ IDA (Rowan University)[1]	5.250	06/01/2034	9,240,095

2,910,000	Pima County, AZ IDA (Arizona Charter School)[1]	5.375	07/01/2031	3,077,791

3,750,000	Pima County, AZ IDA (Center for Academic Success)[1]	5.500	07/01/2037	3,752,025

550,000	Pima County, AZ IDA (Christian Care Tucson)[1]	5.000	06/15/2037	601,530

1,010,000	Pima County, AZ IDA (Christian Care Tucson)[1]	5.000	12/15/2047	1,093,790

900,000	Pima County, AZ IDA (Excalibur Charter School)[1]	5.500	09/01/2046	892,386

1,405,000	Pima County, AZ IDA (New Plan Learning/OG Ohio/250 Shoup Mill Obligated Group)[1]	8.125	07/01/2041	1,407,093

760,000	Pima County, AZ IDA (Tucson Country Day School)[1]	5.000	06/01/2037	677,692

930,000	Rio Rico, AZ Fire District[1]	7.000	07/01/2030	1,043,228

70,000	Rio Rico, AZ Fire District[1]	7.000	07/01/2030	77,877

3,000,000	Salt Verde, AZ Financial Corp.[1]	5.000	12/01/2032	3,518,550

6,500,000	Salt Verde, AZ Financial Corp.[1]	5.000	12/01/2037	7,570,485

100,000	Salt Verde, AZ Financial Corp.[1]	5.500	12/01/2029	121,512

				45,611,818

Arkansas—0.1%
1,735,000	Cave Springs, AR Municipal Property (Creeks Special Sewer District)[4,5]	6.250	02/01/2038	1,266,550

California—10.3%
7,000,000	CA County Tobacco Securitization Agency	5.310 [6]	06/01/2046	1,218,980

6,000,000	CA County Tobacco Securitization Agency	6.647 [6]	06/01/2046	823,860

129,820,000	CA County Tobacco Securitization Agency	6.698 [6]	06/01/2050	11,848,671

5,000	CA County Tobacco Securitization Agency	7.230 [6]	06/01/2033	2,214

160,000	CA County Tobacco Securitization Agency (TASC)[1]	5.700 [3]	06/01/2046	160,045

50,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875	06/01/2035	50,500

5,000,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875	06/01/2043	5,070,350

3,375,000	CA Enterprise Devel. Authority (Sunpower Corp.)[1]	8.500	04/01/2031	3,541,590

10,085,000	CA GO1	5.000	09/01/2037	11,537,946

5,000,000	CA GO1	5.000	09/01/2045	5,636,900

8,500,000	CA GO1	5.000	08/01/2046	9,572,275

170,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000	06/01/2029	192,600

10,000,000	CA Health Facilities Financing Authority (SHlth/SBH/SVNA&H/SVMF/SVlyH/SCHosp/SEBH/SBMF Obligated Group)[1]	5.000	11/15/2046	11,121,400

10,000,000	CA Health Facilities Financing Authority (SJHS/SJHCN/SJHE/SJHO Obligated Group)[1]	5.750	07/01/2039	10,168,400

3,350,000	CA M-S-R Energy Authority[1]	6.500	11/01/2039	4,615,999

10,000,000	CA M-S-R Energy Authority[1]	7.000	11/01/2034	14,192,700

4,250,000	CA Municipal Finance Authority (CHF-Davis-West Village Student Hsg.)[1]	5.000	05/15/2043	4,641,340

250,000	CA Municipal Finance Authority (Harbor Regional Center)[1]	8.500	11/01/2039	262,542

11        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

California (Continued)

$325,000	CA Public Works[1]	6.625%		11/01/2034	$326,505

450,000	CA Public Works (Various Community Colleges)[1]	5.750		10/01/2030	462,622

1,000,000	CA School Finance Authority Charter School (Coastal Academy)[1]	5.000		10/01/2033	1,039,540

2,550,000	CA Statewide CDA (NCCD-Hooper Street - College of the Arts)[1]	5.250		07/01/2039	2,709,630

2,145,000	CA Statewide CDA (Orinda Wilder)[1,2]	5.000		09/01/2030	2,349,612

1,450,000	Cathedral City, CA Redevel. Agency[1]	5.000		08/01/2032	1,627,813

885,000	Cathedral City, CA Redevel. Agency[1]	5.000		08/01/2033	991,598

9,985,000	Chula Vista, CA Industrial Devel. (San Diego Gas & Electric Company)[1]	5.875		02/15/2034	10,087,845

560,000	Coyote Canyon, CA Public Facilities Community Facilities District No. 2004-1[1]	6.625		09/01/2039	576,195

345,750,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	7.996	[6]	06/01/2057	8,339,490

2,750,000	Lammersville, CA Joint Unified School District Special Tax Community Facilities District (Mountain House-Shea)[1]	6.000		09/01/2043	3,100,130

415,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.000	[3]	09/01/2025	433,223

375,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.100	[3]	09/01/2026	391,691

885,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.150	[3]	09/01/2027	924,347

1,000,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.200	[3]	09/01/2028	1,042,720

500,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.250	[3]	09/01/2029	520,665

500,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.300	[3]	09/01/2030	520,980

1,000,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.375	[3]	09/01/2032	1,040,880

2,000,000	Long Beach, CA Bond Finance Authority Natural Gas[1]	5.500		11/15/2037	2,505,920

180,000	Los Angeles, CA Community Facilities District Special Tax (Legends at Cascades)[1]	5.750		09/01/2040	184,117

20,000,000	Los Angeles, CA Unified School District[7]	5.250		07/01/2042	23,614,350

1,250,000	Lynwood, CA Redevel. Agency Tax Allocation[1]	7.000		09/01/2031	1,409,775

4,500,000	Oak Grove, CA School District[1]	0.000	[3]	08/01/2042	2,209,815

1,250,000	Oxnard, CA Financing Authority Wastewater[1]	5.000		06/01/2032	1,414,850

1,500,000	Oxnard, CA Financing Authority Wastewater[1]	5.000		06/01/2033	1,693,815

850,000	Oxnard, CA Financing Authority Wastewater[1]	5.000		06/01/2034	957,109

2,575,000	Paramount, CA Unified School District[1]	5.250		08/01/2046	2,993,901

1,755,000	Poway, CA Unified School District Public Financing Authority Special Tax[1]	5.000		09/01/2033	2,024,059

3,125,000	Poway, CA Unified School District Public Financing Authority Special Tax[1]	5.000		09/01/2034	3,587,750

10,000,000	San Francisco, CA City & County COP[7]	5.000		10/01/2033	10,491,946

12        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value

California (Continued)

$250,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	6.750%	08/01/2041	$275,763

350,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	7.000	08/01/2041	387,489

350,000	San Jose, CA Finance Authority (Convention Center)[1]	5.500	05/01/2031	378,637

2,210,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[1]	5.750	06/01/2026	2,424,834

1,880,000	Santa Cruz, CA Redevel. Agency Tax Allocation[1]	5.000	09/01/2035	2,173,167

5,000,000	University of California[1]	5.000	05/15/2038	5,813,400

				195,684,495

Colorado—3.5%
550,000	BNC, CO Metropolitan District No. 1[1]	5.000	12/01/2037	614,267

3,355,000	CO Broomfield Village Metropolitan District No. 2[8]	6.250	12/01/2032	2,717,550

125,000	CO E-470 Public Highway Authority	6.812 [6]	09/01/2025	104,927

40,000	CO Educational and Cultural Facilities Authority (Cesar Chavez Academy Charter School)[1]	4.500	08/01/2037	40,084

4,025,000	CO Educational and Cultural Facilities Authority (Rocky Mountain Academy of Evergreen)[1]	6.450	11/01/2040	4,202,140

1,000,000	CO Educational and Cultural Facilities Authority (Stargate Charter School)[1]	5.000	12/01/2038	1,119,340

720,000	CO Fossil Ridge Metropolitan District No. 1[1]	7.250	12/01/2040	745,344

1,400,000	CO Health Facilities Authority (Christian Living Neighborhoods)[1]	5.000	01/01/2037	1,457,134

7,075,000	CO Health Facilities Authority (ELGS/ELGSS/ ELGSF/GSSH Obligated Group)[1]	5.000	06/01/2047	7,566,217

750,000	CO Potomac Farms Metropolitan District[1]	7.250	12/01/2037	681,758

78,000	CO Potomac Farms Metropolitan District[1]	7.625 [3]	12/01/2023	73,340

1,000,000	CO Sorrell Ranch Metropolitan District[4,5]	6.750	12/15/2036	280,000

12,500,000	Denver, CO City & County Airport[1]	5.000	12/01/2048	14,202,750

7,000,000	Ebert, CO Metropolitan District[1]	5.000	12/01/2043	7,928,480

1,605,000	Ebert, CO Metropolitan District[1]	5.000	12/01/2043	1,817,887

1,575,000	Hunting Hill, CO Metropolitan District[1]	5.625	12/01/2048	1,589,742

1,495,000	Public Authority for CO (Natural Gas Energy)[1]	6.250	11/15/2028	1,863,069

5,000,000	Public Authority for CO (Natural Gas Energy)[1]	6.500	11/15/2038	6,951,200

4,665,000	Rampart Range, CO Metropolitan District No. 1[1]	5.000	12/01/2042	5,216,823

1,500,000	Rampart Range, CO Metropolitan District No. 1[1]	5.000	12/01/2047	1,673,100

500,000	Tabernash Meadows, CO Water & Sanitation District[1]	7.125	12/01/2034	515,710

110,000	Tallyns Reach, CO Metropolitan District No. 3[1]	5.000	12/01/2033	114,827

250,000	Tallyns Reach, CO Metropolitan District No. 3[1]	5.125	11/01/2038	260,655

983,237	Woodmen Heights, CO Metropolitan District No. 1[1]	6.000	12/01/2041	985,154

13        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value

Colorado (Continued)

$3,824,161	Woodmen Heights, CO Metropolitan District No. 1	7.300%[3]	12/15/2041	$3,229,925

				65,951,423

Connecticut—0.4%
25,000	CT H&EFA (BHosp/BHlthC/BHDF/BH&HCG Obligated Group)[1]	5.500	07/01/2032	25,049

6,125,000	CT H&EFA (Fairfield University)1	4.000	07/01/2042	6,142,211

500,000	Georgetown, CT Special Taxing District[4]	5.125	10/01/2036	160,000

625,000	Hamden, CT GO1	5.000	08/15/2030	719,769

10,865,111	Mashantucket Western Pequot Tribe CT4,9	6.050	07/01/2031	372,130

				7,419,159

Delaware—0.1%
2,811,000	Bridgeville, DE Special Obligation (Heritage Shores)[1]	5.450	07/01/2035	2,758,575

District of Columbia—0.8%
180,000	District of Columbia Ballpark[1]	5.000	02/01/2031	180,353

1,905,000	District of Columbia Center for Strategic & International Studies[1]	6.375	03/01/2031	2,063,020

1,905,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.500	05/15/2033	2,054,276

4,385,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.750	05/15/2040	4,537,028

72,125,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	6.369 [6]	06/15/2046	6,535,967

400,000	District of Columbia University (Gallaudet University)[1]	5.500	04/01/2034	427,312

				15,797,956

Florida—5.8%
1,815,000	Amelia Concourse, FL Community Devel. District[4,5]	5.750	05/01/2038	1,687,950

395,000	Arlington Ridge, FL Community Devel. District[1]	5.500	05/01/2036	383,679

435,000	Avignon Villages, FL Community Devel. District[4,5]	5.300	05/01/2014	30,450

250,000	Avignon Villages, FL Community Devel. District[4,5]	5.400	05/01/2037	17,500

5,000,000	Canaveral, FL Port Authority[1]	5.000	06/01/2048	5,516,750

1,030,000	Cascades, FL Groveland Community Devel. District[1]	5.300	05/01/2036	1,015,044

1,990,000	Chapel Creek, FL Community Devel. District Special Assessment[4,5]	5.500	05/01/2038	1,791,000

825,942	Clearwater Cay, FL Community Devel. District[4,5]	5.500	05/01/2037	470,787

2,280,000	Creekside, FL Community Devel. District[4,5]	5.200	05/01/2038	1,026,000

5,000	Crosscreek, FL Community Devel. District[4]	5.600	05/01/2039	4,635

350,000	East Homestead, FL Community Devel. District[1]	5.000	11/01/2033	356,475

45,000	East Homestead, FL Community Devel. District[1,2]	7.250	05/01/2021	46,922

65,000	Escambia County, FL Health Facilities Authority[1]	5.950	07/01/2020	68,780

14        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value

Florida (Continued)

$255,000	FL Capital Trust Agency (Florida Charter Educational Foundation)[1]	5.375%	06/15/2038	$252,111

480,000	FL Capital Trust Agency (Florida Charter Educational Foundation)[1]	5.375	06/15/2048	466,507

801,570	FL Lake Ashton II Community Devel. District[1]	5.375	05/01/2036	747,311

830,000	Greater Lakes/Sawgrass Bay, FL Community Devel. District[1]	5.500	05/01/2038	757,325

16,000,000	Greater Orlando, FL Aviation Authority[7]	5.000	10/01/2032	16,818,680

195,000	Heritage Isles, FL Community Devel. District[4]	7.100	10/01/2023	29,250

105,000	Highland Meadows, FL Community Devel. District Special Assessment, Series A	5.500	05/01/2036	101,364

375,000	Indigo, FL Community Devel. District[4,5]	5.750	05/01/2036	262,500

35,000	Jacksonville, FL Health Facilities Authority (Daughters of Charity Health Services of Austin)[1]	5.250	08/15/2027	35,908

565,000	Lake Helen, FL Educational Facilities (Ivy Hawn Charter School)[1]	5.500	07/15/2048	562,124

600,000	Lake Helen, FL Educational Facilities (Ivy Hawn Charter School)[1]	5.750	07/15/2053	603,888

1,255,000	Lakeland, FL Educational Facilities (Florida Southern College)[1]	5.000	09/01/2029	1,346,954

1,000,000	Lakeland, FL Educational Facilities (Florida Southern College)[1]	5.000	09/01/2037	1,052,370

3,000,000	Lakeland, FL Hospital System (Lakeland Regional Health System)[1]	5.000	11/15/2040	3,244,920

250,000	Lee, FL Memorial Health System (Lee Memorial Hospital/Cape Memorial Hospital Obligated Group)[1]	5.250	04/01/2035	255,030

1,605,000	Lucaya, FL Community Devel. District[1]	5.375	05/01/2035	1,605,209

1,775,000	Magnolia Creek, FL Community Devel. District[4,5]	5.900	05/01/2039	399,375

100,000	Magnolia West, FL Community Devel. District Special Assessment[1]	5.350	05/01/2037	97,715

1,665,000	Miromar Lakes, FL Community Devel. District[1]	5.000	05/01/2035	1,699,249

740,000	Miromar Lakes, FL Community Devel. District[1]	5.375	05/01/2032	753,453

3,070,000	Monterey/Congress, FL Community Devel. District Special Assessment[1]	5.375	05/01/2036	2,970,900

395,000	Naturewalk, FL Community Devel. District[4,5]	5.300	05/01/2016	312,050

335,000	Naturewalk, FL Community Devel. District[4,5]	5.500	05/01/2038	264,650

10,000,000	Orange County, FL School Board COP[7]	5.500	08/01/2034	10,183,125

460,000	Orlando, FL Tourist Devel. Tax[1]	5.500	11/01/2038	461,283

3,000,000	Orlando, FL Utilities Commission[1]	5.000	10/01/2038	3,466,800

450,000	Palace Coral Gables, FL Community Devel. District Special Assessment[1]	5.000	05/01/2032	495,441

1,000,000	Palace Coral Gables, FL Community Devel. District Special Assessment[1]	5.625	05/01/2042	1,118,570

460,000	Palm River, FL Community Devel. District[4,5]	5.150	05/01/2013	230,000

510,000	Palm River, FL Community Devel. District[4,5]	5.375	05/01/2036	255,000

1,180,224	Pine Ridge Plantation, FL Community Devel. District[1]	5.400	05/01/2037	1,050,636

195,000	Portico, FL Community Devel. District[1]	5.450	05/01/2037	184,105

15                OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value

Florida (Continued)

$810,000	Reunion East, FL Community Devel. District[4,5]	5.800%	05/01/2036	$8

860,000	Reunion East, FL Community Devel. District[4,5]	7.375	05/01/2033	9

15,000	Ridgewood Trails, FL Community Devel. District	5.650	05/01/2038	14,079

2,400,000	River Glen, FL Community Devel. District Special Assessment[4,5]	5.450	05/01/2038	1,440,000

289,068	Santa Rosa Bay, FL Bridge Authority	6.250	07/01/2028	278,324

4,535,000	Sarasota County, FL Educational Facilities (School of Arts & Sciences)[1]	6.500	07/01/2040	4,619,351

3,270,000	Sarasota County, FL Educational Facilities (School of Arts & Sciences)[1]	6.750	07/01/2030	3,357,898

2,035,000	South Bay, FL Community Devel. District[1]	5.125	05/01/2020	2,030,604

1,645,000	South Bay, FL Community Devel. District[4,5]	5.950	05/01/2036	16

2,035,000	South Bay, FL Community Devel. District	5.950	05/01/2036	1,933,861

935,000	South Bay, FL Community Devel. District[5]	6.600[3]	05/01/2025	470,829

2,530,000	South Bay, FL Community Devel. District[4,5]	6.600[3]	05/01/2036	1,275,297

1,500,000	St. Johns County, FL IDA (Presbyterian Retirement)[1]	6.000	08/01/2045	1,592,310

400,000	St. Johns County, FL IDA (St. John’s County Welfare Federation)	5.250	10/01/2041	324,876

15,000	Tern Bay, FL Community Devel. District[5]	5.375	05/01/2037	14,801

4,120,000	Vista, FL Community Devel. District Special Assessment[1]	5.375	05/01/2037	3,959,938

1,238,941	Waterford Estates, FL Community Devel. District Special Assessment[4,5]	5.125	05/01/2013	1,176,994

2,092,285	Waterford Estates, FL Community Devel. District Special Assessment[4,5]	5.500	05/01/2037	1,987,671

4,660,000	Watergrass, FL Community Devel. District Special Assessment[1]	5.500	05/01/2036	4,498,624

16,000	Waters Edge, FL Community Devel. District[1]	5.350	05/01/2039	15,405

325,000	Waters Edge, FL Community Devel. District[1]	6.600[3]	05/01/2039	313,034

146,452	Waterstone, FL Community Devel. District[1]	0.000[3]	05/01/2037	110,205

992,838	Waterstone, FL Community Devel. District	5.020[6]	11/01/2028	548,167

280,718	Waterstone, FL Community Devel. District[4,5]	5.500	05/01/2018	182,467

285,000	West Villages, FL Improvement District[4,5]	5.350	05/01/2015	219,450

7,150,000	West Villages, FL Improvement District[4,5]	5.800	05/01/2036	5,505,500

4,925,000	Westridge, FL Community Devel. District[4,5]	5.800	05/01/2037	3,693,750

5,135,000	Westside, FL Community Devel. District[4,5]	5.650	05/01/2037	3,697,200

2,250,000	Wyld Palms, FL Community Devel. District[4,5]	5.400	05/01/2015	607,500

1,445,000	Wyld Palms, FL Community Devel. District[4,5]	5.500	05/01/2038	390,150

444,846	Zephyr Ridge, FL Community Devel. District[4,5]	5.250	05/01/2013	373,670

978,661	Zephyr Ridge, FL Community Devel. District[4,5]	5.625	05/01/2037	822,075

				109,953,838

Georgia—1.0%
565,000	Atlanta, GA Urban Residential Finance Authority (Trestletree Village Apartments)[1]	5.000	11/01/2048	570,893

1,055,000	Floyd County, GA Devel. Authority (Lavender Mountain Senior Living)[1]	5.750	12/01/2033	1,049,704

16        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value

Georgia (Continued)

$4,385,000	Floyd County, GA Devel. Authority (Lavender Mountain Senior Living)[1]	6.250%	12/01/2048	$4,384,518

3,040,000	Floyd County, GA Devel. Authority (Lavender Mountain Senior Living)[1]	6.500	12/01/2053	3,061,554

2,145,000	Floyd County, GA Devel. Authority (Spires at Berry College)[1]	6.000	12/01/2038	2,125,159

3,000,000	Fulton County, GA Devel. Authority (PHC/ FCommH/PHosp/PMSH/PNH/PMCC/PClinic/ PHlthCF/PHI/PHIP/PHHosp/PNH/PARMC Obligated Group)[1]	5.000	07/01/2046	3,289,290

585,000	GA Environmental Loan Acquisition Corp. (Local Water Authority)[1]	5.125	03/15/2031	586,410

100,000	Monroe County, GA Devel. Authority (Georgia Power Company)[1]	4.000 [10]	06/01/2042	99,998

700,000	Oconee County, GA IDA (Westminster Presbyterian Homes)[1]	5.500 [10]	12/01/2053	702,884

880,000	Oconee County, GA IDA (Westminster Presbyterian Homes)[1]	6.125	12/01/2038	886,688

1,230,000	Oconee County, GA IDA (Westminster Presbyterian Homes)[1]	6.250	12/01/2048	1,237,933

1,030,000	Oconee County, GA IDA (Westminster Presbyterian Homes)[1]	6.375	12/01/2053	1,036,983

520,000	Randolph County, GA GO1	5.000	04/01/2030	561,111

				19,593,125

Illinois—8.4%
4,300,000	Chicago, IL Board of Education[1]	6.000	04/01/2046	4,902,989

775,000	Chicago, IL Board of Education (School Reform)[1]	5.000	12/01/2026	881,779

2,250,000	Chicago, IL Board of Education (School Reform)[1]	5.000	12/01/2028	2,591,077

1,000,000	Chicago, IL Board of Education (School Reform)[1]	5.000	12/01/2031	1,123,750

1,205,000	Chicago, IL Board of Education (School Reform)[1]	5.000	12/01/2034	1,335,032

915,000	Chicago, IL Board of Education (School Reform)	5.063 [6]	12/01/2024	744,572

1,405,000	Chicago, IL Board of Education (School Reform)	5.063 [6]	12/01/2024	1,143,305

13,440,000	Chicago, IL GO1	5.000	01/01/2029	13,477,363

2,500,000	Chicago, IL O’Hare International Airport[1]	5.000	01/01/2034	2,757,425

3,000,000	Chicago, IL O’Hare International Airport[1]	5.000	01/01/2041	3,279,720

2,400,000	Cook County, IL Community School District GO1	7.125	06/01/2024	2,688,000

949,000	Cortland, IL Special Tax (Sheaffer System)[4,5]	5.500	03/01/2017	189,800

320,000	Du Page County, IL Special Service Area No. 31 Special Tax (Monarch Landing)[1]	5.625	03/01/2036	320,621

2,000,000	Gilberts, IL Special Service Area No. 15[1]	5.000	03/01/2035	2,191,900

689,781	Gilberts, IL Special Service Area No. 24 Special Tax (Conservancy)	5.375	03/01/2034	657,320

2,225,000	Harvey, IL GO4	5.500	12/01/2027	1,223,750

1,000,000	Harvey, IL GO4	5.625	12/01/2032	550,000

3,970,000	Harvey, IL Hotel Motel Tax & Sales (Hotel & Conference Center)[1]	6.875	08/01/2028	3,969,960

1,010,000	IL Finance Authority (Illinois Institute of Technology)[1]	5.000	04/01/2026	1,010,121

17        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value

Illinois (Continued)

$9,660,000	IL Finance Authority (Illinois Institute of Technology)[1]	5.000%	04/01/2031	$9,659,227

1,000,000	IL Finance Authority (Illinois Institute of Technology)[1]	5.000	04/01/2036	978,520

500,000	IL Finance Authority (Lake Forest College)[1]	5.750	10/01/2032	528,080

450,000	IL Finance Authority (Lake Forest College)[1]	6.000	10/01/2048	473,526

50,000	IL Finance Authority (OSF Healthcare System)[1]	7.125	11/15/2037	50,755

4,685,000	IL Finance Authority (PHN/PCTC/PC&SHN/PLC/ PCHN/PSSC/PHCr/PBH/PAS/PHFBT Obligated Group)[1]	6.125	05/15/2025	4,743,375

95,000	IL Finance Authority (PHN/PCTC/PC&SHN/PLC/ PCHN/PSSC/PHCr/PBH/PAS/PHFBT Obligated Group)[1]	7.750	08/15/2034	98,007

2,000,000	IL GO1	5.000	04/01/2025	2,128,720

700,000	IL GO1	5.000	08/01/2025	732,354

3,000,000	IL GO1	5.000	10/01/2028	3,248,250

9,625,000	IL GO1	5.000	10/01/2028	10,421,469

5,000,000	IL GO1	5.000	10/01/2029	5,401,200

6,500,000	IL GO1	5.000	10/01/2029	7,021,560

3,000,000	IL GO1	5.000	10/01/2030	3,225,780

10,000,000	IL GO1	5.000	10/01/2030	10,752,600

3,360,000	IL GO1	5.000	10/01/2033	3,544,094

1,525,000	IL GO1	5.000	02/01/2039	1,551,245

1,050,000	IL Metropolitan Pier & Exposition Authority[1]	5.500	12/15/2023	1,156,743

250,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Expansion)[1]	5.500	06/15/2050	252,367

18,000,000	IL Regional Transportation Authority[7]	4.000	06/01/2043	18,236,970

1,365,000	IL Regional Transportation Authority[1]	4.000	06/01/2043	1,382,991

5,000,000	IL Sales Tax Securitization Corp.[1]	5.250	01/01/2048	5,589,400

2,000,000	IL Sports Facilities Authority[1]	5.250	06/15/2032	2,214,040

895,000	Jefferson County, IL High School District No. 201 (Mt. Vernon)[1]	6.500	12/30/2027	1,134,305

955,000	Jefferson County, IL High School District No. 201 (Mt. Vernon)[1]	6.500	12/30/2028	1,225,504

1,160,000	Jefferson County, IL High School District No. 201 (Mt. Vernon)[1]	6.500	12/30/2031	1,526,676

3,887,000	Lakemoor Village, IL Special Tax[1]	5.000	03/01/2027	3,892,792

2,409,000	Lincolnshire, IL Special Service Area No. 1 Special Tax (Sedgebrook)[1]	6.250	03/01/2034	2,413,047

480,000	Markham, IL GO1	5.750	02/01/2028	455,146

1,091,000	Plano, IL Special Service Area No. 5[4]	6.000	03/01/2036	818,250

500,000	Southwestern IL Devel. Authority (Eden Retirement Center)[1]	5.850	12/01/2036	434,115

3,405,000	Southwestern IL Devel. Authority (Local Government Programming)[5]	7.000	10/01/2022	1,974,900

1,055,000	Southwestern IL Devel. Authority (Village of Sauget)[1]	5.625	11/01/2026	999,412

1,155,000	Stephenson County, IL School District No. 145 Freeport[1]	5.000	02/01/2032	1,339,812

18        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value

Illinois (Continued)

$850,000	Stephenson County, IL School District No. 145 Freeport[1]	5.000%	02/01/2033	$980,211

750,000	Stephenson County, IL School District No. 145 Freeport[1]	5.000	02/01/2034	861,713

1,848,000	Yorkville, IL United City Special Services Area Special Tax[1]	5.000	03/01/2033	1,770,421

1,634,000	Yorkville, IL United City Special Services Area Special Tax (Raintree Village II)[4]	6.250	03/01/2035	735,300

				158,991,361

Indiana—1.6%
1,620,000	IN Finance Authority (GSH/GSHI/GSHPS Obligated Group)[1]	5.500	04/01/2026	1,837,777

2,885,000	IN Finance Authority (Marian University)[1]	5.250	09/15/2025	3,057,379

4,250,000	IN Finance Authority (Marian University)[1]	6.375	09/15/2041	4,492,505

4,750,000	IN Finance Authority (Marian University)[1]	6.500	09/15/2030	5,108,910

7,500,000	IN Municipal Power Agency[1]	5.000	01/01/2037	8,452,425

925,000	Indianapolis, IN Multifamily Hsg. (Berkley Common)[1]	5.750	07/01/2030	966,939

3,895,000	Indianapolis, IN Multifamily Hsg. (Berkley Common)[1]	6.000	07/01/2040	4,089,166

2,025,000	Indianapolis, IN Multifamily Hsg. (Stonekey Apartments)	7.000	02/01/2039	2,002,846

1,245,000	Shelbyville, IN Redevel. District Tax Increment (Central Shelbyville Economic)[1]	6.500	07/01/2022	1,247,664

				31,255,611

Iowa—0.2%
400,000	IA Finance Authority (Boys & Girls Home and Family Services)[4,5]	5.900	12/01/2028	20,000

1,685,000	IA Finance Authority (Mercy Medical Center)[1]	5.000	08/15/2028	1,819,969

1,300,000	IA Finance Authority (Unity Point Health)[1]	5.000	02/15/2048	1,437,085

270,000	IA Finance Authority Senior Hsg. (Wedum Walnut Ridge)	5.375	06/01/2025	267,486

1,000,000	Xenia, IA Rural Water District[1]	5.000	12/01/2036	1,086,870

				4,631,410

Kansas—0.1%
1,700,000	Pittsburgh, KS Special Obligation (North Broadway Redevel.)[1]	4.900	04/01/2024	1,536,817

Kentucky—2.6%
5,480,000	KY Municipal Power Agency[1]	5.000	09/01/2032	6,127,023

11,525,000	KY Municipal Power Agency[1]	5.000	09/01/2033	12,820,295

5,000,000	KY Municipal Power Agency[1]	5.000	09/01/2034	5,540,750

1,500,000	KY Property & Building Commission[1]	5.000	05/01/2035	1,692,705

1,170,000	KY Property & Building Commission[1]	5.000	05/01/2036	1,314,378

2,500,000	KY Property & Building Commission[1]	5.000	04/01/2037	2,773,400

4,605,000	KY Property & Building Commission[1]	5.000	05/01/2037	5,146,180

19        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Kentucky (Continued)
$2,500,000	KY Property & Building Commission[1]	5.000%	04/01/2038	$2,756,575

10,000,000	Louisville & Jefferson County, KY Health System (Norton Healthcare/Norton Hospitals Obligated Group)[1]	5.750	10/01/2042	11,150,000

80,000	Owen County, KY Waterworks System (AWCC/ KAWC Obligated Group)[1]	6.250	06/01/2039	81,023

15,000	Springfield, KY Educational Devel. (St. Catherine College)[4,5]	5.750	10/01/2035	900

				49,403,229

Louisiana—2.1%
10,429	Denham Springs-Livingston, LA Hsg. & Mtg. Finance Authority[1,2]	5.000	11/01/2040	10,443

635,000	LA Citizens Property Insurance Corp.[1]	5.000	06/01/2024	701,796

950,000	LA Citizens Property Insurance Corp.[1]	5.000	06/01/2024	1,049,931

8,280,000	LA HFA (La Chateau)[1]	6.875	09/01/2029	8,088,484

5,000,000	LA HFA (La Chateau)[1]	7.250	09/01/2039	4,834,050

35,000	LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)	5.250	09/01/2035	34,071

2,735,000	LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)[1,2]	5.500	09/01/2022	2,716,894

1,300,000	LA Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Auxiliary[1]	5.000	07/01/2057	1,382,459

2,500,000	LA Public Facilities Authority (Nineteenth Judicial District Court Building)[1]	5.000	06/01/2042	2,789,050

7,500,000	LA Public Facilities Authority (Ochsner Clinic Foundation)[1]	5.000	05/15/2042	8,111,700

395,000	LA Public Facilities Authority (Roman Catholic Church of the Archdiocese of New Orleans)[1]	5.000	07/01/2032	436,009

300,000	LA Public Facilities Authority (Roman Catholic Church of the Archdiocese of New Orleans)[1]	5.000	07/01/2033	328,179

345,000	LA Public Facilities Authority (Roman Catholic Church of the Archdiocese of New Orleans)[1]	5.000	07/01/2037	370,437

50,000	LA Stadium & Exposition District[1]	5.000	07/01/2028	55,962

2,000,000	LA Stadium & Exposition District[1]	5.000	07/01/2032	2,216,260

4,035,000	LA State University & Agricultural & Mechanical College[1]	5.000	07/01/2040	4,457,343

700,000	New Orleans, LA Aviation Board (Parking Facilities)[1]	5.000	10/01/2043	786,611

1,280,000	New Orleans, LA Aviation Board (Parking Facilities)[1]	5.000	10/01/2048	1,431,053

				39,800,732

Maine—0.4%
2,000,000	ME H&HEFA (Maine General Medical Center)[1]	6.750	07/01/2036	2,136,860

20        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value

Maine (Continued)

$5,000,000	ME H&HEFA (Maine General Medical Center)[1]	7.500%		07/01/2032	$5,480,900

					7,617,760

Maryland—0.6%
1,500,000	Gaithersburg, MD Economic Devel. (Asbury Maryland)[1]	5.000		01/01/2036	1,622,655

1,630,000	MD EDC (Potomac Electric Power)[1]	6.200		09/01/2022	1,635,689

1,000,000	MD EDC Student Hsg. (Morgan State University)[1]	5.000		07/01/2034	1,033,150

4,530,000	MD EDC Student Hsg. (University of Maryland College Park)[1]	5.000		06/01/2035	5,140,780

25,000	MD H&HEFA (Johns Hopkins Hospital)[1]	5.375		07/01/2020	25,063

15,000	MD H&HEFA (Johns Hopkins Medical Institutional Parking System)[1]	5.000		07/01/2034	15,040

400,000	MD H&HEFA (Maryland Institute College of Art)[1]	5.000		06/01/2036	438,184

10,000	MD H&HEFA (Mercy Ridge)[1]	4.750		07/01/2034	10,010

1,653,000	Prince Georges County, MD Special District (Victoria Falls)[1]	5.250		07/01/2035	1,666,687

					11,587,258

Massachusetts—1.5%
750,000	MA Devel. Finance Agency (Lasell College)[1]	5.500		07/01/2026	798,630

25,000	MA Devel. Finance Agency (Lasell College)[1]	6.000		07/01/2031	26,778

461,488	MA Devel. Finance Agency (Linden Ponds)	0.655	[6]	11/15/2056	116,854

1,435,000	MA Devel. Finance Agency (Linden Ponds)[1]	5.125		11/15/2046	1,463,097

2,000,000	MA Devel. Finance Agency (UMHC/UMMC/ HHH&H/HHosp Obligated Group)[1]	5.000		07/01/2036	2,196,960

20,000,000	MA GO7	5.000		12/01/2035	23,120,900

15,000	MA H&EFA (Beverly Hospital Corp.)[1]	5.250		07/01/2023	15,016

					27,738,235

Michigan—3.7%
1,100,000	Detroit, MI City School District[1]	5.000		05/01/2028	1,194,380

680,000	Detroit, MI City School District[1]	5.000		05/01/2031	736,345

150,000	Detroit, MI Downtown Devel. Authority[1]	5.000		07/01/2043	160,689

1,350,000	Detroit, MI Downtown Devel. Authority[1]	5.000		07/01/2048	1,440,720

2,250,000	Detroit, MI Sewer Disposal System[1]	6.500		07/01/2024	2,293,897

13,375,000	Detroit, MI Sewer Disposal System[1]	7.500		07/01/2033	13,687,841

60,000	Detroit, MI Sewer Disposal System[1]	7.500		07/01/2033	61,308

2,155,000	Detroit, MI Water and Sewerage Dept.[1]	5.000		07/01/2032	2,320,418

1,000,000	Detroit, MI Water Supply System[1]	5.000		07/01/2036	1,049,670

405,000	Grand Traverse Academy, MI Public School Academy[1]	5.000		11/01/2022	405,219

1,000,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000		07/01/2025	1,136,010

895,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000		07/01/2026	1,012,836

930,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000		07/01/2027	1,047,413

2,450,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000		07/01/2032	2,704,482

1,000,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000		07/01/2033	1,099,140

2,200,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000		07/01/2034	2,436,126

1,000,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000		07/01/2034	1,097,040

21        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value

Michigan (Continued)

$6,300,000	MI Finance Authority (HFHS/HFMHCT/HFWH/ WAFMH Obligated Group)[1]	5.000%	11/15/2041	$6,800,346

635,000	MI Finance Authority (Universal Learning Academy)[1]	5.750	11/01/2040	621,068

1,155,000	MI Public Educational Facilities Authority (Old Redford Academy)[1]	6.000	12/01/2035	1,135,688

7,867,775	MI Strategic Fund Limited Obligation (Wolverine Human Services)[1]	5.850	08/31/2027	7,872,653

1,730,625	MI Strategic Fund Limited Obligation (Wolverine Human Services)[1]	7.875	08/31/2028	1,733,238

623,000,000	MI Tobacco Settlement Finance Authority	10.197 [6]	06/01/2058	15,824,200

600,000	Old Redford Academy, MI Public School Academy[1]	5.900	12/01/2030	600,252

400,000	Plymouth, MI Educational Center Charter School (Public School Academy)[1]	5.375	11/01/2030	275,040

1,325,000	Plymouth, MI Educational Center Charter School (Public School Academy)[1]	5.625	11/01/2035	845,893

500,000	Renaissance, MI Public School Academy[1]	6.000	05/01/2037	510,400

				70,102,312

Minnesota—0.3%
1,050,000	Bethel, MN Hsg. & Healthcare (Benedictine Living Communities - St. Peter Communities)[1]	5.500	12/01/2048	1,048,383

2,300,000	Duluth, MN EDA Health Care Facilities (Essentia Health)[1]	5.000	02/15/2043	2,518,500

900,000	MN HEFA (Hamline University)[1]	5.000	10/01/2047	929,988

812,000	Mound, MN Hsg. & Redevel. Authority (Metroplaines)[1]	5.000	02/15/2027	807,217

680,000	St. Paul Park, MN Senior Hsg. & Healthcare Revenue (Presbyterian Homes Bloomington Care Center)[1]	5.000	09/01/2042	725,914

				6,030,002
Mississippi—0.6%
565,000	Meridian, MS Tax Increment (Meridian Crossroads)[1]	8.750	12/01/2024	583,097

10,000,000	MS Devel. Bank (Gulf Coast Community College District)[1]	5.000	12/01/2046	11,040,100

				11,623,197
Missouri—1.2%
860,000	Branson, MO IDA (Branson Hills Redevel.)[1]	5.750	05/01/2026	603,677

205,000	Branson, MO IDA (Branson Hills Redevel.)[1]	7.050	05/01/2027	143,771

675,000	Broadway-Fairview, MO Transportation Devel. District (Columbia)[5,8]	5.875	12/01/2031	438,750

260,000	Chillicothe, MO Tax Increment (South U.S. 65)	5.500	04/01/2021	227,412

400,000	Chillicothe, MO Tax Increment (South U.S. 65)	5.625	04/01/2027	293,424

580,000	Columbia, MO Hsg. Authority (Stuart Parker Hsg. Devel. Group)[1]	5.000	12/15/2040	566,039

22        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value

Missouri (Continued)
$1,330,000	Columbia, MO Hsg. Authority (Stuart Parker Hsg. Devel. Group)[1]	5.125%	12/15/2050	$1,288,344

14,360,000	Hazelwood, MO Transportation Devel. District (370/Missouri Bottom Road/Tausig Road)[4]	7.200	05/01/2033	7,467,200

295,000	Kansas City, MO IDA (Sales Tax)[1]	5.000	04/01/2046	287,705

140,000	Lees Summit, MO IDA (Kensington Farms)[4]	5.500	03/01/2021	89,600

250,000	Lees Summit, MO IDA (Kensington Farms)[4]	5.750	03/01/2029	160,000

2,100,000	Maplewood, MO Tax (Maplewood South Redevel.)[1]	5.750	11/01/2026	2,041,095

355,000	MO Grindstone Plaza Transportation Devel. District[1]	5.500	10/01/2031	318,154

96,000	Northwoods, MO Transportation Devel. District[1,2]	5.850	02/01/2031	88,234

1,025,000	Saint Charles County, MO IDA (Suemandy/Mid- Rivers Community Improvement District)[1]	5.000	10/01/2046	969,199

3,250,000	St. Louis, MO Land Clearance Authority (Scottrade Center)[1]	5.000	04/01/2048	3,507,010

481,000	St. Louis, MO Tax Increment (1505 Missouri Avenue Redevel.)[8]	6.000	08/04/2025	96,200

846,000	St. Louis, MO Tax Increment (1601 Washington Redevel.)[5,8]	6.000	08/21/2026	236,880

1,879,000	St. Louis, MO Tax Increment (1619 Washington Redevel.)	5.500	03/09/2027	770,390

661,509	St. Louis, MO Tax Increment (Pet Building Redevel.)	5.500	05/29/2028	437,218

545,000	St. Louis, MO Tax Increment (Printers Lofts)[5,8]	6.000	08/21/2026	147,150

769,000	St. Louis, MO Tax Increment (Washington East Condominiums)[5]	5.500	01/20/2028	384,500

466,000	St. Louis, MO Tax Increment (Washington East Condominiums)[5,8]	5.500	01/20/2028	111,840

1,080,000	St. Louis, MO Tax Increment Financing (Ludwig Lofts)[8]	6.690	04/21/2029	183,600

373,000	St. Louis, MO Tax Increment Financing, Series A5	5.500	09/02/2028	167,850

3,255,000	St. Louis, MO Tax Increment, Series A	6.600	01/21/2028	1,464,750

620,000	Stone Canyon, MO Improvement District (Infrastructure)[4,5]	5.700	04/01/2022	173,600

320,000	Stone Canyon, MO Improvement District (Infrastructure)[4,5]	5.750	04/01/2027	89,600

				22,753,192

Montana—0.1%
11,710,000	Hardin, MT Tax Increment Industrial Infrastructure Devel. (Rocky Mountain Power)[5,8]	6.250 [3]	09/01/2031	1,697,950

Nebraska—0.8%
4,000,000	NE Central Plains Gas Energy[1]	5.000	09/01/2037	4,658,640

23        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value

Nebraska (Continued)

$9,510,000	NE Central Plains Gas Energy[1]	5.250%	09/01/2037	$10,293,814

				14,952,454

Nevada—0.3%
320,000	Clark County, NV Improvement District[1]	5.000	02/01/2026	322,301

255,000	Clark County, NV Improvement District[1]	5.050	02/01/2031	256,512

5,280,000	Clark County, NV School District	5.000	06/15/2036	6,050,774

				6,629,587

New Hampshire—1.2%
305,000	Manchester, NH Hsg. & Redevel. Authority, Series B	5.647 [6]	01/01/2029	181,811

385,000	NH Business Finance Authority (Huggins Hospital)[1]	6.875	10/01/2039	397,951

20,860,000	NH H&EFA (LRG Healthcare)[7]	7.000	04/01/2038	21,545,199

1,500,000	NH H&EFA (Southern New Hampshire University)[1]	5.000	01/01/2027	1,621,200

				23,746,161

New Jersey—8.2%
250,000	Atlantic City, NJ GO1	5.000	03/01/2032	283,315

500,000	Atlantic City, NJ GO1	5.000	03/01/2037	553,830

2,000,000	Casino Reinvestment Devel. Authority of NJ1	5.000	11/01/2030	2,191,760

2,000,000	Casino Reinvestment Devel. Authority of NJ1	5.000	11/01/2032	2,182,980

1,930,000	NJ EDA[1]	5.000	06/15/2028	2,168,027

3,500,000	NJ EDA[1]	5.000	06/15/2029	3,896,480

3,000,000	NJ EDA[1]	5.000	06/15/2041	3,161,220

220,000	NJ EDA (Golden Door Charter School)[1]	6.500	11/01/2052	234,687

1,050,000	NJ EDA (Newark Downtown District Management Corp.)[1]	5.125	06/15/2037	1,166,256

500,000	NJ EDA (Provident Group-Kean Properties)[1]	5.000	07/01/2032	539,220

200,000	NJ EDA (Provident Group-Kean Properties)[1]	5.000	07/01/2047	210,940

1,000,000	NJ EDA (Provident Group-Montclair Properties)[1]	5.000	06/01/2037	1,105,950

4,855,000	NJ EDA (State Government Buildings)[1]	5.000	06/15/2031	5,320,352

3,500,000	NJ EDA (State Government Buildings)[1]	5.000	06/15/2042	3,673,565

735,000	NJ EDA (State Government Buildings)[1]	5.000	06/15/2047	767,590

2,100,000	NJ Health Care Facilities Financing Authority (University Hospital)[1]	5.000	07/01/2029	2,394,357

3,000,000	NJ Tobacco Settlement Financing Corp.[1]	5.000	06/01/2027	3,484,560

3,500,000	NJ Tobacco Settlement Financing Corp.[1]	5.000	06/01/2028	4,090,415

4,500,000	NJ Tobacco Settlement Financing Corp.[1]	5.000	06/01/2029	5,207,355

5,000,000	NJ Tobacco Settlement Financing Corp.[1]	5.000	06/01/2030	5,729,150

7,100,000	NJ Tobacco Settlement Financing Corp.[1]	5.000	06/01/2031	8,043,448

13,000,000	NJ Tobacco Settlement Financing Corp.[1]	5.000	06/01/2034	14,430,130

4,000,000	NJ Tobacco Settlement Financing Corp.[1]	5.000	06/01/2035	4,413,400

3,000,000	NJ Tobacco Settlement Financing Corp.[1]	5.000	06/01/2037	3,312,540

13,700,000	NJ Tobacco Settlement Financing Corp.[1]	5.000	06/01/2046	13,682,875

6,000,000	NJ Tobacco Settlement Financing Corp. (TASC)[1]	5.000	06/01/2046	6,212,160

6,660,000	NJ Transportation Trust Fund Authority[1]	5.000	06/15/2029	7,468,524

945,000	NJ Transportation Trust Fund Authority[1]	5.000	06/15/2030	1,052,494

24        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value

New Jersey (Continued)

$6,000,000	NJ Transportation Trust Fund Authority	5.000%	06/15/2030	$6,682,500

880,000	NJ Transportation Trust Fund Authority[1]	5.000	06/15/2031	974,028

5,015,000	NJ Transportation Trust Fund Authority[1]	5.000	06/15/2032	5,372,018

5,975,000	NJ Transportation Trust Fund Authority[1]	5.500	12/15/2021	6,503,548

11,570,000	NJ Transportation Trust Fund Authority[1]	5.750	06/15/2024	13,439,943

4,555,000	NJ Transportation Trust Fund Authority[1]	6.000	06/15/2035	4,871,937

7,000,000	NJ Turnpike Authority[1]	5.000	01/01/2034	7,853,300

3,000,000	NJ Turnpike Authority[1,2]	5.000	01/01/2048	3,400,530

10,000	South Jersey, NJ Transportation Authority[1]	4.500	11/01/2035	10,023

				156,085,407

New Mexico—0.1%
230,000	Boulders, NM Pubic Improvement District[1]	5.750	10/01/2044	228,151

1,925,000	NM Trails Public Improvement District	7.750	10/01/2038	1,736,542

				1,964,693

New York—9.2%
3,250,000	Brooklyn, NY Local Devel. Corp. (Brooklyn Events Center)[1]	5.000	07/15/2042	3,493,425

8,500,000	Hudson Yards, NY Infrastructure Corp.[7]	5.000	02/15/2037	9,658,291

7,500,000	Hudson Yards, NY Infrastructure Corp.[7]	5.000	02/15/2039	8,522,020

65,000	NY Counties Tobacco Trust II (TASC)[1]	5.750	06/01/2043	65,980

285,000	NY Counties Tobacco Trust VI1	5.750	06/01/2043	314,406

14,375,000	NY MTA[1]	5.250	11/15/2056	15,862,094

2,500,000	NY MTA (Green Bond)[1]	5.000	11/15/2035	2,908,500

7,050,000	NY MTA Hudson Rail Yards[1]	5.000	11/15/2046	7,178,521

13,150,000	NY MTA Hudson Rail Yards[1]	5.000	11/15/2056	14,082,466

10,500,000	NY MTA, Series C-1[1]	5.000	11/15/2035	11,704,350

2,000,000	NY MTA, Series C-1[1]	5.250	11/15/2056	2,219,220

2,455,000	NY TSASC, Inc. (TFABs)[1]	5.000	06/01/2036	2,661,613

10,065,000	NYC GO1	5.000	03/01/2040	11,524,526

10,000,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2039	11,230,500

14,000,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2043	15,893,640

8,720,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	08/01/2031	9,985,098

2,650,000	NYS DA (New York State Dormitory Authority)[1]	5.000	07/01/2028	3,084,308

10,000,000	NYS DA (Sales Tax)[1]	5.000	03/15/2033	11,442,900

5,000,000	NYS DA (Sales Tax)[1]	5.000	03/15/2035	5,745,750

7,220,000	NYS DA (St. Mary’s Hospital for Children)[1]	7.875	11/15/2041	7,493,999

6,075,000	NYS Liberty Devel. Corp. (Goldman Sachs Headquarters)[1]	5.250	10/01/2035	7,434,099

25        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity		Value
New York (Continued)
$10,000,000	Port Authority NY/NJ, 198th Series[1]	5.250%		11/15/2056	$	11,328,000
						173,833,706
North Carolina—0.3%
5,000,000	NC Turnpike Authority[1]	5.000		01/01/2038		5,677,050

Ohio—3.9%
2,440,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.375		06/01/2024		2,306,312
3,820,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.750		06/01/2034		3,576,895
5,360,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.875		06/01/2030		5,011,922
538,100,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	7.247	[6]	06/01/2047		28,782,969
230,500,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	7.575	[6]	06/01/2052		5,893,885
3,445,000	Cleveland-Cuyahoga County, OH Port Authority[1]	6.000		11/15/2035		3,681,603
2,475,000	Cuyahoga County, OH Hospital (Metro Health System)[1]	5.500		02/15/2052		2,664,412
1,050,000	Cuyahoga County, OH Hospital (Metro Health System)[1]	5.500		02/15/2057		1,128,887
1,000,000	Greene County, OH University Hsg. (Central State University)[1]	5.500		09/01/2027		989,800
255,000	Greene County, OH University Hsg. (Central State University)[1,2]	5.625		09/01/2032		249,897
460,000	Jeffrey Place, OH New Community Authority (Jeffrey Place Redevel.)[1]	5.000		12/01/2022		460,345
50,000	Montgomery County, OH (Catholic Health Initiatives)[1]	4.750		05/01/2034		50,019
1,000,000	OH Air Quality Devel. Authority (Columbus Southern Power)[1]	5.800		12/01/2038		1,025,740
5,000,000	OH GO1	5.000		03/15/2036		5,606,650
1,350,000	OH Higher Educational Facility Commission (Menorah Park)[1]	5.250		01/01/2038		1,361,408
1,235,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)[2]	6.300		02/15/2024		1,209,534
5,860,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)	6.400		02/15/2034		5,593,604
4,065,000	Portage County, OH Port Authority (Northeast Ohio Medical University)[1]	5.000		12/01/2037		4,201,665

26        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value

Ohio (Continued)
$330,652	Toledo-Lucas County, OH Port Authority (Town Square at Levis Commons)[1]	5.400%	11/01/2036	$310,426

				74,105,973

Oklahoma—0.2%
3,070,000	Carter County, OK Independent School District No. 19 Ardmore Public Facilities Authority[1]	5.000	09/01/2032	3,492,708

Oregon—0.3%
3,580,000	OR Dept. of Transportation (Highway)[1]	5.000	11/15/2038	3,994,457

245,000	OR Facilities Authority (Concordia University)[1]	6.125	09/01/2030	258,962

500,000	OR Facilities Authority (Concordia University)[1]	6.375	09/01/2040	535,355

15,000	Umatilla County, OR Hospital Facility Authority (Catholic Health Initiatives)[1]	5.000	05/01/2032	15,265

				4,804,039

Pennsylvania—6.8%
2,825,000	Allegheny County, PA HDA (Allegheny Health Network)[1]	5.000	04/01/2036	3,140,411

1,600,000	Berks County, PA IDA (THlth/RHosp/BHospital/ CHH/JH/PHospital/PottsH Obligated Group)[1]	5.000	11/01/2047	1,737,856

5,000,000	Bethlehem, PA Area School District[1]	5.000	08/01/2033	5,722,200

1,425,000	Delaware County, PA Authority (Neumann University)[1]	5.000	10/01/2031	1,542,990

2,305,000	Delaware County, PA Authority (Neumann University)[1]	5.000	10/01/2035	2,462,063

65,000	Luzerne County, PA IDA[1]	7.500	12/15/2019	68,148

500,000	Luzerne County, PA IDA[1]	7.750	12/15/2027	525,285

1,250,000	PA Commonwealth Financing Authority[1]	5.000	06/01/2030	1,449,787

3,000,000	PA Commonwealth Financing Authority[1]	5.000	06/01/2032	3,424,470

2,000,000	PA Commonwealth Financing Authority[1]	5.000	06/01/2033	2,265,760

1,760,000	PA Commonwealth Financing Authority[1]	5.000	06/01/2034	1,984,840

3,000,000	PA Commonwealth Financing Authority[1]	5.000	06/01/2035	3,367,950

5,000,000	PA GO1	4.000	04/01/2032	5,197,900

12,500,000	PA GO1	4.000	03/01/2035	13,081,125

4,175,000	PA GO1	4.000	03/01/2036	4,365,797

10,000,000	PA GO1	5.000	03/01/2032	11,604,200

2,000,000	PA HEFA (Shippensburg University)[1]	6.250	10/01/2043	2,229,400

2,605,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000	04/01/2025	2,795,764

3,000,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000	04/01/2030	3,174,750

5,000,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000	04/01/2031	5,282,000

5,000,000	PA State Public School Building Authority (Philadelphia School District)[1]	5.000	06/01/2032	5,640,550

5,000,000	PA State Public School Building Authority (Philadelphia School District)[1]	5.000	06/01/2033	5,613,600

5,000,000	PA Turnpike Commission[1]	5.000	06/01/2030	5,632,550

27        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value

Pennsylvania (Continued)

$5,125,000	PA Turnpike Commission[1]	5.000%	12/01/2040	$5,610,337

7,750,000	PA Turnpike Commission[1]	5.000	06/01/2042	8,419,523

7,000,000	PA Turnpike Commission[1]	5.000	12/01/2048	7,806,470

1,500,000	PA Turnpike Commission[1]	6.375 [3]	12/01/2038	1,849,560

685,000	Philadelphia, PA Authority for Industrial Devel. (Architecture & Design Charter School)[1]	6.125	03/15/2043	522,066

1,000,000	Philadelphia, PA Gas Works[1]	5.000	08/01/2036	1,120,280

1,000,000	Philadelphia, PA School District[1]	5.000	09/01/2032	1,123,300

4,000,000	Pottsville, PA Hospital Authority (LVHN/LVlyH/ LVHM/SRehC/SRMC/NPHC/SMCSJS/PMCtr/PHSys Obligated Group)[1]	5.000	07/01/2041	4,393,840

280,000	Reading, PA School District[1]	5.000	03/01/2035	318,170

255,000	Reading, PA School District[1]	5.000	03/01/2036	288,719

1,000,000	Scranton, PA School District[1]	5.000	12/01/2029	1,155,700

1,305,000	Scranton, PA School District[1]	5.000	12/01/2030	1,497,279

890,000	Scranton, PA School District[1]	5.000	12/01/2032	1,010,088

710,000	Scranton, PA School District[1]	5.000	12/01/2033	802,307

				128,227,035

Rhode Island—0.3%
4,915,000	Central Falls, RI Detention Facility[4]	7.250	07/15/2035	884,700

725,000	RI Health & Educational Building Corp. (EPBH/ RIH/TMH Obligated Group)[1]	7.000	05/15/2039	735,802

20,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[1]	6.500	04/01/2027	20,101

4,695,000	RI Tobacco Settlement Financing Corp. (TASC)[1]	5.000	06/01/2040	4,861,907

				6,502,510

South Carolina—0.8%
4,467,000	Richland County, SC Assessment Revenue (Village at Sandhill Improvement District)[5]	6.200	11/01/2036	3,870,343

544,493	SC Connector 2000 Assoc. Toll Road, Series B	2.744 [6]	01/01/2020	510,745

5,991,316	SC Connector 2000 Assoc. Toll Road, Series B	3.158 [6]	01/01/2021	5,231,497

10,506,817	SC Connector 2000 Assoc. Toll Road, Series B	3.747 [6]	01/01/2026	6,250,925

				15,863,510

South Dakota—0.1%
1,500,000	SD Educational Enhancement Funding Corp. Tobacco Settlement[1]	5.000	06/01/2027	1,602,555

Tennessee—1.3%
2,000,000	Greeneville, TN H&EFB (Ballad Health)[1]	5.000	07/01/2035	2,267,820

3,000,000	Greeneville, TN H&EFB (Ballad Health)[1]	5.000	07/01/2036	3,381,060

3,000,000	Greeneville, TN H&EFB (Ballad Health)[1]	5.000	07/01/2037	3,363,090

500,000	Metropolitan Government Nashville & Davidson Counties, TN H&EFB (Belmont University)[1]	5.000	11/01/2027	535,745

7,000,000	Metropolitan Government Nashville & Davidson Counties, TN H&EFB (Vanderbilt University Medical Center)[1]	5.000	07/01/2046	7,632,100

28        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value

Tennessee (Continued)

$200,000	Nashville, TN Metropolitan Development & Hsg. Agency (Fifth & Broadway Devel. District)[1]	5.125%	06/01/2036	$207,876

5,665,000	TN Energy Acquisition Gas Corp.[1]	5.000	02/01/2027	6,447,506

				23,835,197

Texas—3.8%
5,000	Alamo, TX Community College District[1]	4.500	08/15/2033	5,012

885,000	Arlington, TX Higher Education Finance Corp. (UMEP)[1]	5.000	08/15/2038	858,158

1,300,000	Arlington, TX Higher Education Finance Corp. (Winfree Academy Charter School)[1,2]	5.750	08/15/2043	1,309,152

60,000	Collin County, TX HFC (Community College District Foundation)[1]	5.250	06/01/2031	59,057

1,100,000	Dallas County, TX Flood Control District[1]	5.000	04/01/2032	1,139,567

4,282,000	Escondido, TX Public Improvement District (Horseshoe Bay)[1]	7.250	10/01/2033	4,282,899

140,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation)[1]	6.500	05/15/2031	154,235

160,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation)[1]	6.500	05/15/2031	176,269

250,000	Houston, TX Higher Education Finance Corp. (Ninos)[1]	6.000	08/15/2036	254,852

250,000	Houston, TX Higher Education Finance Corp. (Ninos)[1]	6.000	08/15/2041	254,112

10,000,000	Houston, TX Independent School District[1]	5.000	02/15/2042	11,341,500

30,000	Huntsville, TX GO COP[1]	5.000	08/15/2032	30,086

7,465,000	Irving, TX Hotel Occupancy[1]	5.500	08/15/2038	7,515,687

2,000,000	Montgomery County, TX Toll Road Authority[1]	5.000	09/15/2043	2,128,280

2,500,000	Montgomery County, TX Toll Road Authority[1]	5.000	09/15/2048	2,652,875

250,000	New Hope, TX Cultural Educational Facilities Finance Corp. (Women’s University-COHF- Collegiate Hsg. Denton)[1]	5.000	07/01/2048	271,975

850,000	New Hope, TX Cultural Educational Facilities Finance Corp. (Women’s University-COHF- Collegiate Hsg. Denton)[1]	5.000	07/01/2058	913,300

150,000	New Hope, TX Cultural Educational Facilities Finance Corp. Senior Living (Cardinal Bay-Village on the Park Carriage Inn)[1]	5.000	07/01/2031	168,626

750,000	New Hope, TX Cultural Educational Facilities Finance Corp. Senior Living (Cardinal Bay-Village on the Park Carriage Inn)[1]	5.000	07/01/2046	810,765

750,000	New Hope, TX Cultural Educational Facilities Finance Corp. Senior Living (Cardinal Bay-Village on the Park Carriage Inn)[1]	5.000	07/01/2051	808,740

355,000	New Hope, TX Cultural Educational Facilities Finance Corp. Student Hsg. (A&M University - Collegiate Hsg. Corpus Christi II)[1]	5.000	04/01/2036	353,356

29        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value

Texas (Continued)

$1,000,000	New Hope, TX Cultural Educational Facilities Finance Corp. Student Hsg. (A&M University - Collegiate Hsg. San Antonio I)[1]	5.000%	04/01/2036	$1,013,750

555,000	New Hope, TX Educational Facilities Finance Corp. Student Hsg. (Stephenville-Tarleton State University)[1]	5.875	04/01/2036	602,658

780,000	New Hope, TX Educational Facilities Finance Corp. Student Hsg. (Stephenville-Tarleton State University)[1]	6.000	04/01/2045	845,075

10,000,000	North TX Tollway Authority[1]	5.000	01/01/2043	11,137,700

10,000,000	Northwest, TX Independent School District[1]	5.000	02/15/2045	11,154,100

5,000,000	Spring, TX Independent School District[1]	5.000	08/15/2031	5,804,350

110,000	TX Dormitory Finance Authority (Temple Junior College Foundation)	5.750	09/01/2027	109,042

485,000	TX Dormitory Finance Authority (Temple Junior College Foundation)	6.000	09/01/2033	477,580

4,185,000	TX Municipal Gas Acquisition & Supply Corp.[1]	6.250	12/15/2026	4,816,893

170,000	TX Public Finance Authority Charter School Finance Corp. (Ed-Burnham Wood)[1]	6.250	09/01/2036	170,131

1,085,000	TX Public Finance Authority Charter School Finance Corp. (New Frontiers School)[1]	5.800	08/15/2040	1,116,791

				72,736,573

Utah—0.1%
720,000	UT Charter School Finance Authority (Utah Charter Academies)[1]	5.000	10/15/2038	800,914

275,000	Utah County, UT Charter School (Renaissance Academy)[1]	5.625	07/15/2037	275,005

				1,075,919

Vermont—0.0%
350,000	Burlington, VT GO1	5.000	11/01/2027	383,551

445,000	Burlington, VT GO1	5.000	11/01/2032	485,985

				869,536

Virginia—0.8%
376,000	Celebrate, VA North CDA Special Assessment[4,5]	6.750	03/01/2034	225,600

3,131,000	Celebrate, VA South CDA Special Assessment[4,5]	6.250	03/01/2037	1,455,915

8,950,000	Chesapeake Bay, VA Bridge & Tunnel District[1]	5.000	07/01/2041	10,094,347

900,000	New Port, VA CDA[4,5]	5.600	09/01/2036	409,500

585,000	VA College Building Authority Educational Facilities (Regent University)[1]	5.000	06/01/2036	565,864

950,000	VA College Building Authority Educational Facilities (University of Richmond)[1]	5.000	06/01/2026	949,924

990,000	VA College Building Authority Educational Facilities (University of Richmond)[1]	5.000	06/01/2029	980,496

30        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value

Virginia (Continued)

$715,000	Virginia Beach, VA Devel. Authority (Westminster- Canterbury on Chesapeake Bay)[1]	5.000%	09/01/2036	$794,115

				15,475,761

Washington—2.0%
75,000	Kelso County, WA Hsg. Authority (Chinook & Columbia Apartments)[1]	5.600	03/01/2028	74,999

2,040,642	Tacoma, WA Consolidated Local Improvements District No. 65	5.750	04/01/2043	2,040,663

33,785,000	WA Health Care Facilities Authority (Catholic Health Initiatives)[1]	6.375	10/01/2036	33,901,220

2,250,000	WA Health Care Facilities Authority (Virginia Mason Medical Center)[1]	5.000	08/15/2031	2,514,623

				38,531,505

West Virginia—0.2%
1,960,000	Brooke County, WV (Bethany College)[1]	6.500	10/01/2031	1,967,193

1,885,000	Brooke County, WV (Bethany College)[1]	6.750	10/01/2037	1,890,372

				3,857,565

Wisconsin—1.6%
1,475,000	WI Center District, Series A1	5.000	12/15/2029	1,616,807

5,000,000	WI GO1	6.000	05/01/2036	5,053,400

20,000,000	WI H&EFA (Ascension Health Credit Group)[7]	4.000	11/15/2034	20,828,900

100,000	WI Public Finance Authority (Las Ventanas Retirement Community)	0.181 [6]	10/01/2042	48,079

465,000	WI Public Finance Authority (Las Ventanas Retirement Community)[1]	7.000	10/01/2042	450,855

200,000	WI Public Finance Authority (Las Ventanas Retirement Community)[5]	36.060 [6]	10/01/2042	4,120

650,000	WI Public Finance Authority (Thomas Jefferson Classical Academy)[1]	7.125	07/01/2042	653,861

440,000	WI Public Finance Authority Charter School (Explore Knowledge Foundation)[1]	5.750	07/15/2032	462,097

350,000	WI Public Finance Authority Charter School (Explore Knowledge Foundation)[1]	6.000	07/15/2042	365,333

				29,483,452

U.S. Possessions—10.6%
1,885,000	Puerto Rico Aqueduct & Sewer Authority	5.250	07/01/2029	1,743,625

5,400,000	Puerto Rico Aqueduct & Sewer Authority	5.750	07/01/2037	5,022,000

6,840,000	Puerto Rico Aqueduct & Sewer Authority	6.000	07/01/2047	6,498,000

4,515,000	Puerto Rico Commonwealth GO4	5.000	07/01/2020	2,545,331

2,610,000	Puerto Rico Commonwealth GO4	5.000	07/01/2023	1,471,387

5,000	Puerto Rico Commonwealth GO, AGC[1]	5.000	07/01/2034	5,112

3,000,000	Puerto Rico Commonwealth GO4	5.125	07/01/2028	1,691,250

3,000,000	Puerto Rico Commonwealth GO4	5.250	07/01/2023	1,395,000

4,020,000	Puerto Rico Commonwealth GO4	5.250	07/01/2030	2,276,325

1,250,000	Puerto Rico Commonwealth GO4	5.375	07/01/2030	676,562

31        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value

U.S. Possessions (Continued)

$500,000	Puerto Rico Commonwealth GO, NPFGC	5.500%	07/01/2021	$520,890

6,645,000	Puerto Rico Commonwealth GO4	5.500	07/01/2026	3,089,925

8,225,000	Puerto Rico Commonwealth GO4	5.500	07/01/2039	3,824,625

4,000,000	Puerto Rico Commonwealth GO4	5.625	07/01/2033	2,175,000

5,000,000	Puerto Rico Commonwealth GO4	5.750	07/01/2028	2,325,000

9,000,000	Puerto Rico Commonwealth GO4	5.750	07/01/2036	5,073,750

3,335,000	Puerto Rico Commonwealth GO4	5.750	07/01/2041	1,805,069

1,365,000	Puerto Rico Commonwealth GO, NPFGC[1]	6.000	07/01/2027	1,412,789

4,895,000	Puerto Rico Commonwealth GO4	6.000	07/01/2029	2,698,369

2,000,000	Puerto Rico Commonwealth GO4	6.000	07/01/2039	1,142,500

10,000,000	Puerto Rico Commonwealth GO4	6.000	07/01/2039	5,737,500

3,000,000	Puerto Rico Commonwealth GO4	6.000	07/01/2040	1,713,750

5,000,000	Puerto Rico Commonwealth GO4	6.500	07/01/2037	2,868,750

954,075	Puerto Rico Electric Power Authority[4]	10.000	07/01/2019	616,571

954,075	Puerto Rico Electric Power Authority[4]	10.000	07/01/2019	616,571

772,297	Puerto Rico Electric Power Authority[4]	10.000	01/01/2021	499,097

772,296	Puerto Rico Electric Power Authority[4]	10.000	07/01/2021	499,096

257,432	Puerto Rico Electric Power Authority[4]	10.000	01/01/2022	166,365

257,432	Puerto Rico Electric Power Authority[4]	10.000	07/01/2022	166,365

2,830,000	Puerto Rico Electric Power Authority, Series AAA[4]	5.250	07/01/2028	1,772,288

1,850,000	Puerto Rico Electric Power Authority, Series CCC[4]	5.000	07/01/2022	1,153,938

2,500,000	Puerto Rico Electric Power Authority, Series CCC[4]	5.000	07/01/2028	1,559,375

3,000,000	Puerto Rico Electric Power Authority, Series CCC[4]	5.250	07/01/2027	1,878,750

295,000	Puerto Rico Electric Power Authority, Series NN4	5.500	07/01/2020	185,481

30,000	Puerto Rico Electric Power Authority, Series RR, NPFGC	5.000	07/01/2023	30,134

260,000	Puerto Rico Electric Power Authority, Series RR, NPFGC	5.000	07/01/2024	261,061

4,000,000	Puerto Rico Electric Power Authority, Series SS, NPFGC	5.000	07/01/2025	4,013,720

3,000,000	Puerto Rico Electric Power Authority, Series TT4	5.000	07/01/2026	1,871,250

1,690,000	Puerto Rico Electric Power Authority, Series VV, NPFGC	5.250	07/01/2025	1,805,579

1,500,000	Puerto Rico Electric Power Authority, Series VV4	5.500	07/01/2020	943,125

2,000,000	Puerto Rico Electric Power Authority, Series WW4	5.000	07/01/2028	1,247,500

1,985,000	Puerto Rico Electric Power Authority, Series WW4	5.250	07/01/2025	1,243,106

2,750,000	Puerto Rico Electric Power Authority, Series WW4	5.375	07/01/2023	1,722,188

5,000,000	Puerto Rico Electric Power Authority, Series WW4	5.500	07/01/2020	3,143,750

5,000,000	Puerto Rico Electric Power Authority, Series WW4	5.500	07/01/2021	3,143,750

1,670,000	Puerto Rico Electric Power Authority, Series XX4	5.250	07/01/2040	1,045,838

410,000	Puerto Rico Electric Power Authority, Series ZZ4	5.250	07/01/2022	256,763

405,000	Puerto Rico Electric Power Authority, Series ZZ4	5.250	07/01/2025	253,631

40,000	Puerto Rico Highway & Transportation Authority, FGIC[11]	5.000	07/01/2022	31,000

20,000	Puerto Rico Highway & Transportation Authority, NPFGC[1]	5.000	07/01/2033	20,006

10,000	Puerto Rico Highway & Transportation Authority, AGC[1]	5.000	07/01/2035	10,207

32        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value

U.S. Possessions (Continued)

$3,500,000	Puerto Rico Highway & Transportation Authority, Series M4	5.000%	07/01/2046	$1,041,250

65,000	Puerto Rico Infrastructure[4]	5.000	07/01/2041	9,750

850,000	Puerto Rico Infrastructure, FGIC[11]	5.500	07/01/2024	659,812

8,000,000	Puerto Rico Infrastructure, FGIC[11]	7.072 [6]	07/01/2030	3,113,280

750,000	Puerto Rico Infrastructure Financing Authority, FGIC[11]	5.500	07/01/2028	570,937

8,695,000	Puerto Rico Infrastructure Financing Authority, FGIC[11]	6.065 [6]	07/01/2031	3,225,584

1,975,000	Puerto Rico ITEMECF (Guaynabo Municipal Government Center)	5.625	07/01/2022	1,695,538

1,230,000	Puerto Rico ITEMECF (Polytechnic University), ACA[1]	5.000	08/01/2032	1,230,320

190,000	Puerto Rico ITEMECF (University of the Sacred Heart)	5.000	10/01/2022	182,400

3,300,000	Puerto Rico Public Buildings Authority[4]	5.000	07/01/2032	2,054,250

240,000	Puerto Rico Public Buildings Authority[4]	5.250	07/01/2042	120,600

4,940,000	Puerto Rico Public Buildings Authority[4]	5.375	07/01/2033	3,075,150

10,000,000	Puerto Rico Public Buildings Authority, NPFGC[1]	6.000	07/01/2028	10,324,600

2,000,000	Puerto Rico Public Buildings Authority[4]	6.000	07/01/2041	1,125,000

8,575,000	Puerto Rico Public Buildings Authority[4]	6.250	07/01/2026	5,359,375

1,910,000	Puerto Rico Public Buildings Authority, AMBAC	10.000 [10]	07/01/2035	2,018,774

5,615,000	Puerto Rico Public Finance Corp., Series B4	5.500	08/01/2031	308,825

6,380,000	Puerto Rico Sales Tax Financing Corp.[4]	8.542 [6]	08/01/2023	2,201,291

270,000	Puerto Rico Sales Tax Financing Corp., Series A4	5.000	08/01/2043	132,300

4,365,000	Puerto Rico Sales Tax Financing Corp., Series A4	5.375	08/01/2039	2,138,850

17,650,000	Puerto Rico Sales Tax Financing Corp., Series A4	5.500	08/01/2037	8,648,500

2,500,000	Puerto Rico Sales Tax Financing Corp., Series A4	5.500	08/01/2042	1,225,000

20,215,000	Puerto Rico Sales Tax Financing Corp., Series A4	5.750	08/01/2037	9,905,350

19,670,000	Puerto Rico Sales Tax Financing Corp., Series A, NPFGC	6.108 [6]	08/01/2044	4,682,640

50,000,000	Puerto Rico Sales Tax Financing Corp., Series A4	7.276 [6]	08/01/2034	7,166,500

18,875,000	Puerto Rico Sales Tax Financing Corp., Series A4	9.407 [6]	08/01/2036	2,514,150

2,080,000	Puerto Rico Sales Tax Financing Corp., Series C4	5.000	08/01/2022	1,721,200

24,160,000	Puerto Rico Sales Tax Financing Corp., Series C4	5.000	08/01/2040	19,992,400

3,000,000	Puerto Rico Sales Tax Financing Corp., Series C4	5.250	08/01/2040	2,482,500

7,450,000	Puerto Rico Sales Tax Financing Corp., Series C4	5.250	08/01/2041	3,650,500

3,685,000	Puerto Rico Sales Tax Financing Corp., Series C4	6.750 [3]	08/01/2032	1,814,863

32,560,000	Puerto Rico Sales Tax Financing Corp., Series C4	8.015 [6]	08/01/2038	3,915,014

1,305,000	University of Puerto Rico, Series P	5.000	06/01/2026	1,239,750

900,000	University of Puerto Rico, Series P	5.000	06/01/2030	837,000

1,480,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2032	1,590,808

33        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

U.S. Possessions (Continued)

$1,080,000	V.I. Public Finance Authority, Series A1	5.000%		10/01/2032	$1,160,860

					201,003,935

Total Municipal Bonds and Notes (Cost $2,155,906,349)					2,013,586,584

Corporate Bonds and Notes—0.0%

64,434	Las Vegas Monorail Co., Sr. Sec. Nts.[5,9,12]	5.500		07/15/2019	3,553

18,270	Las Vegas Monorail Co., Sub. Nts.[5,8,9,12]	5.500	[10]	07/15/2055	81

Total Corporate Bonds and Notes (Cost $130)					3,634

Corporate Loan—0.0%

150,000	Central Falls, RI Detention Facility Promissory Note[5,12] (Cost $150,000)	11.250	[10]	2/22/2019	150,000

Total Investments, at Value (Cost $2,156,056,479)—106.0%					2,013,740,218

Net Other Assets (Liabilities)—(6.0)					(114,589,876)

Net Assets—100.0%					$1,899,150,342

Footnotes to Statement of Investments

1. All or a portion of the security position has been segregated for collateral to cover borrowings. See Note 9 of the accompanying Notes.

2. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 4 of the accompanying Notes.

3. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

4. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate. See Note 4 of the accompanying Notes.

5. The value of this security was determined using significant unobservable inputs. See Note 3 of the accompanying Notes.

6. Zero coupon bond reflects effective yield on the original acquisition date.

7. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 4 of the accompanying Notes.

8. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.

9. Interest or dividend is paid-in-kind, when applicable.

10. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

11. The issuer of this security has missed or is expected to miss interest and/or principal payments on this security. The security is insured and is accruing partial income at a rate anticipated to be recovered through the insurer. The rate shown is the contractual interest rate.

12. Received as a result of a corporate action.

To simplify the listings of securities, abbreviations are used per the table below:

ACA	American Capital Access
AcadM&S	Academy of Mathematics & Science

34        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

AGC	Assured Guaranty Corp.
AMBAC	AMBAC Indemnity Corp.
AM&S	Academies of Math & Science
AM&SS	Academies of Math & Science South
AWCC	American Water Capital Corp.
BH&HCG	Bristol Hospital & Health Care Group
BHDF	Bristol Hospital Development Foundation
BHlthC	Bristol Health Care
BHosp	Bristol Hospital
BHospital	Brandywine Hospital
CDA	Communities Devel. Authority
CHF	City Hospital Foundation
CHH	Chestnut Hill Hospital
COHF	Collegiate Housing Foundation
COP	Certificates of Participation
DA	Dormitory Authority
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.
EF&CD	Environmental Facilities and Community Devel.
ELGS	Evangelical Lutheran Good Samaritan
ELGSF	Evangelical Lutheran Good Samaritan Foundation
ELGSS	Evangelical Lutheran Good Samaritan Society
EPBH	Emma Pendleton Bradley Hospital
FCommH	Fayette Community Hospital
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
GSH	Good Samaritan Hospital
GSHI	Good Samaritan of Indiana
GSHPS	Good Samaritan Hospital Physicians Services
GSSH	Georgia Southwestern University
H&EFA	Health and Educational Facilities Authority
H&EFB	Health and Educational Facilities Board
H&HEFA	Hospitals and Higher Education Facilities Authority
HDA	Hospital Devel. Authority
HEFA	Higher Education Facilities Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HFHS	Henry Ford Health System
HFMHCT	Henry Ford Macomb Hospital Corp.-Clinton Township
HFWH	Henry Ford Wyandotte Hospital
HHH&H	Healthalliance Home Health and Hospital
HHosp	Healthalliance Hospital
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JH	Jennersville Hospital
KAWC	Kentucky American Water Company
LVHM	Lehigh Valley Hospital-Muhlenberg
LVHN	Lehigh Valley Health Network
LVlyH	Lehigh Valley Hospital
M&SSA	Math & Science Success Academy

35        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Redding
MSSA	Math & Science Success Academy
MTA	Metropolitan Transportation Authority
NCCD	National Campus and Community Development
NPFGC	National Public Finance Guarantee Corp.
NPHC	Northeastern Pennsylvania Health Corp.
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
PARMC	Piedmont Athens Regional Medical Center
PAS	Presence Ambulatory Services
PBH	Presence Behavioral Health
PC&SHN	Presence Central & Suburban Hospitals Network
PCHN	Presence Chicago Hospitals Network
PClinic	Piedmont Clinic
PCTC	Presence Care Transformation Corp.
PHC	Piedmont Healthcare
PHCr	Presence Home Care
PHFBT	Presence Health Food Foundation Board of Trustees
PHHosp	Piedmont Henry Hospital
PHI	Piedmont Heart Institute
PHIP	Piedmont Heart Institute Physicians
PHlthCF	Piedmont Healthcare Foundation
PHN	Presence Health Network
PHosp	Piedmont Hospital
PHospital	Phoenixville Hospital
PHSys	Pocono Health System
PLC	Presence Life Connections
PMCC	Piedmont Medical Care Corp.
PMCtr	Pocono Medical Center
PMSH	Piedmont Mountainside Hospital
PNH	Piedmont Newnan Hospital
PottsH	Pottstown Hospital
PSSC	Presence Senior Services - Chicagoland
RHosp	Reading Hospital
RIH	Rhode Island Hospital
SBH	Sutter Bay Hospitals
SBMF	Sutter Bay Medical Foundation
SCHosp	Sutter Coast Hospital
SEBH	Sutter East Bay Hospitals
SHlth	Sutter Health
SJHCN	St. Joseph Home Care Network
SJHE	St. Joseph Hospital of Eureka
SJHO	St. Joseph Hospital of Orange
SJHS	St. Joseph Health System
SMCSJS	Schuylkill Medical Center South Jackson Street
SRehC	Simpson Retirement Communities
SRMC	Schuylkill Regional Medical Center
SVlyH	Sutter Valley Hospitals
SVMF	Sutter Valley Medical Foundation

36        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

SVNA&H	Sutter Visiting Nurse Association & Hospice
TASC	Tobacco Settlement Asset-Backed Bonds
TFABs	Tobacco Flexible Amortization Bonds
THlth	Tower Health
TMH	The Miriam Hospital
UMEP	UME Preparatory Academy
UMHC	UMass Memorial Health Care
UMMC	UMass Memorial Medical Center
V.I.	United States Virgin Islands
WAFMH	W A Foote Memorial Hospital

See accompanying Notes to Financial Statements.

37        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES January 31, 2019 Unaudited

Assets
Investments, at value (cost $2,156,056,479)—see accompanying statement of investments	$2,013,740,218

Cash	114,799

Receivables and other assets:
Interest	21,307,941
Investments sold on a when-issued or delayed delivery basis	6,620,122
Shares of beneficial interest sold	2,966,220
Other	365,291

Total assets	2,045,114,591

Liabilities
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 4)	93,810,000
Payable for borrowings (See Note 9)	43,600,000
Investments purchased on a when-issued or delayed delivery basis	4,649,710
Dividends	1,870,551
Shares of beneficial interest redeemed	1,324,227
Distribution and service plan fees	307,422
Trustees’ compensation	214,476
Interest expense on borrowings	65,718
Shareholder communications	7,904
Other	114,241

Total liabilities	145,964,249

Net Assets	$1,899,150,342

Composition of Net Assets
Par value of shares of beneficial interest	$269,808

Additional paid-in capital	2,214,455,302

Total accumulated loss	(315,574,768)

Net Assets	$1,899,150,342

Net Asset Value Per Share
Class A Shares:

Net asset value and redemption price per share (based on net assets of $1,123,701,686 and 159,285,340 shares of beneficial interest outstanding)	$7.05
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$7.40

Class C Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $328,471,097 and 46,957,062 shares of beneficial interest outstanding)	$7.00

Class Y Shares:

Net asset value, redemption price and offering price per share (based on net assets of
$446,977,559 and 63,566,062 shares of beneficial interest outstanding)	$7.03

See accompanying Notes to Financial Statements.

38        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF

OPERATIONS For the Six Months Ended January 31, 2019 Unaudited

Investment Income
Interest	$42,309,489

Expenses
Management fees	4,031,493

Distribution and service plan fees:
Class A	1,348,841
Class C	1,691,725

Transfer and shareholder servicing agent fees:
Class A	565,220
Class C	169,207
Class Y	219,385

Shareholder communications:
Class A	11,603
Class C	4,978
Class Y	4,585

Borrowing fees	1,017,733

Interest expense and fees on short-term floating rate notes issued (See Note 4)	843,955

Interest expense on borrowings	504,064

Trustees’ compensation	14,021

Custodian fees and expenses	8,944

Other	384,764

Total expenses	10,820,518

Net Investment Income	31,488,971

Realized and Unrealized Gain (Loss)
Net realized loss on investment transactions	(25,061,814)

Net change in unrealized appreciation/(depreciation) on investment transactions	11,386,486

Net Increase in Net Assets Resulting from Operations	$17,813,643

See accompanying Notes to Financial Statements.

39        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018[1]

Operations
Net investment income	$31,488,971	$77,696,450

Net realized loss	(25,061,814)	(40,312,223)

Net change in unrealized appreciation/(depreciation)	11,386,486	53,567,470

Net increase in net assets resulting from operations	17,813,643	90,951,697

Dividends and/or Distributions to Shareholders
Dividends and distributions declared:
Class A	(20,858,398)	(47,432,728)
Class B2	—	(49,785)
Class C	(5,005,323)	(12,118,825)
Class Y	(8,650,941)	(18,051,346)

Total dividends and distributions declared	(34,514,662)	(77,652,684)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(10,773,361)	(112,310,772)
Class B2	—	(2,790,015)
Class C	(14,199,089)	(37,057,510)
Class Y	22,795,939	(14,108,372)

Total beneficial interest transactions	(2,176,511)	(166,266,669)

Net Assets
Total decrease	(18,877,530)	(152,967,656)

Beginning of period	1,918,027,872	2,070,995,528

End of period	$1,899,150,342	$1,918,027,872

1. Prior period amounts have been conformed to current year presentation. See Notes to Financial Statements, Note 2 – New Accounting Pronouncements for further details.

2. Effective June 1, 2018, all Class B shares converted to Class A shares.

See accompanying Notes to Financial Statements.

40        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT

OF CASH FLOWS For the Six Months Ended January 31, 2019 Unaudited

Cash Flows from Operating Activities
Net increase in net assets from operations	$17,813,643

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(285,588,655)
Proceeds from disposition of investment securities	329,563,379
Short-term investment securities, net	3,944,940
Premium amortization	10,257,907
Discount accretion	(9,962,549)
Net realized loss on investment transactions	25,061,814
Net change in unrealized appreciation/depreciation on investment transactions	(11,386,486)
Change in assets:
Decrease in other assets	306,962
Increase in interest receivable	(250,797)
Decrease in receivable for securities sold	7,624,566
Change in liabilities:
Decrease in other liabilities	(84,512)
Increase in payable for securities purchased	1,033,786

Net cash provided by operating activities	88,333,998

Cash Flows from Financing Activities
Proceeds from borrowings	264,300,000
Payments on borrowings	(279,700,000)
Payments/proceeds on short-term floating rate notes issued	(32,910,000)
Proceeds from shares sold	200,313,995
Payments on shares redeemed	(235,348,911)
Cash distributions paid	(5,313,971)

Net cash used in financing activities	(88,658,887)

Net decrease in cash	(324,889)

Cash, beginning balance	439,688

Cash, ending balance	$114,799

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $28,487,774.

Cash paid for interest on borrowings—$520,832.

Cash paid for interest on short-term floating rate notes issued—$843,955.

See accompanying Notes to Financial Statements.

41        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018	Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2014

Per Share Operating Data
Net asset value, beginning of period	$7.12	$7.05	$7.12	$6.76	$6.84	$6.65

Income (loss) from investment operations:
Net investment income[1]	0.12	0.29	0.31	0.37	0.42	0.43
Net realized and unrealized gain (loss)	(0.06)	0.07	(0.03)	0.40	(0.08)	0.16

Total from investment operations	0.06	0.36	0.28	0.77	0.34	0.59

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.13)	(0.29)	(0.35)	(0.41)	(0.42)	(0.40)

Net asset value, end of period	$7.05	$7.12	$7.05	$7.12	$6.76	$6.84

Total Return, at Net Asset Value[2]	0.88%	5.24%	4.08%	11.70%	4.88%	9.18%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,123,702	$1,144,325	$1,248,082	$1,325,385	$1,237,668	$1,305,586

Average net assets (in thousands)	$1,121,064	$1,148,172	$1,254,247	$1,282,545	$1,306,597	$1,405,201

Ratios to average net assets:[3]
Net investment income	3.38%	4.15%	4.48%	5.30%	6.04%	6.40%
Expenses excluding specific expenses listed below	0.80%	0.87%	0.83%	0.82%	0.87%	0.82%
Interest and fees from borrowings	0.16%	0.13%	0.10%	0.06%	0.09%	0.09%
Interest and fees on short-term floating rate notes issued[4]	0.09%	0.03%	0.09%	0.06%	0.08%	0.17%

Total expenses	1.05%	1.03%	1.02%	0.94%	1.04%	1.08%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.05%	1.03%	1.02%	0.94%	1.04%	1.08%[5]

Portfolio turnover rate	14%	20%	25%	16%	9%	10%

42        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

5. Waiver was less than 0.005%.

See accompanying Notes to Financial Statements.

43        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

Class C	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018	Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2014

Per Share Operating Data
Net asset value, beginning of period	$7.06	$6.99	$7.07	$6.71	$6.80	$6.60

Income (loss) from investment operations:
Net investment income[1]	0.09	0.23	0.26	0.31	0.37	0.37
Net realized and unrealized gain (loss)	(0.05)	0.07	(0.04)	0.41	(0.10)	0.18

Total from investment operations	0.04	0.30	0.22	0.72	0.27	0.55

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.10)	(0.23)	(0.30)	(0.36)	(0.36)	(0.35)

Net asset value, end of period	$7.00	$7.06	$6.99	$7.07	$6.71	$6.80

Total Return, at Net Asset Value[2]	0.64%	4.49%	3.19%	10.96%	3.98%	8.58%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$328,471	$345,676	$380,460	$427,045	$373,089	$374,108

Average net assets (in thousands)	$335,528	$355,591	$398,492	$401,140	$379,042	$381,177

Ratios to average net assets:[3]
Net investment income	2.62%	3.38%	3.73%	4.54%	5.30%	5.62%
Expenses excluding specific expenses listed below	1.57%	1.64%	1.59%	1.57%	1.63%	1.59%
Interest and fees from borrowings	0.16%	0.13%	0.10%	0.06%	0.09%	0.09%
Interest and fees on short-term floating rate notes issued[4]	0.09%	0.03%	0.09%	0.06%	0.08%	0.17%

Total expenses	1.82%	1.80%	1.78%	1.69%	1.80%	1.85%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.82%	1.80%	1.78%	1.69%	1.80%	1.85%[5]

Portfolio turnover rate	14%	20%	25%	16%	9%	10%

44        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

5. Waiver was less than 0.005%.

See accompanying Notes to Financial Statements.

45        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

Class Y	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018	Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2014

Per Share Operating Data
Net asset value, beginning of period	$7.09	$7.03	$7.10	$6.74	$6.82	$6.63

Income (loss) from investment operations:
Net investment income[1]	0.13	0.30	0.32	0.38	0.44	0.44
Net realized and unrealized gain (loss)	(0.05)	0.06	(0.03)	0.41	(0.09)	0.16

Total from investment operations	0.08	0.36	0.29	0.79	0.35	0.60

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.14)	(0.30)	(0.36)	(0.43)	(0.43)	(0.41)

Net asset value, end of period	$7.03	$7.09	$7.03	$7.10	$6.74	$6.82

Total Return, at Net Asset Value[2]	1.14%	5.36%	4.34%	12.00%	5.16%	9.47%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$446,977	$428,027	$439,608	$438,950	$276,260	$248,616

Average net assets (in thousands)	$435,311	$412,019	$398,935	$394,361	$294,301	$245,234

Ratios to average net assets:[3]
Net investment income	3.62%	4.39%	4.65%	5.51%	6.30%	6.59%
Expenses excluding specific expenses listed below	0.57%	0.63%	0.59%	0.58%	0.63%	0.58%
Interest and fees from borrowings	0.16%	0.13%	0.10%	0.06%	0.09%	0.09%
Interest and fees on short-term floating rate notes issued[4]	0.09%	0.03%	0.09%	0.06%	0.08%	0.17%

Total expenses	0.82%	0.79%	0.78%	0.70%	0.80%	0.84%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.82%	0.79%	0.78%	0.70%	0.80%	0.84%[5]

Portfolio turnover rate	14%	20%	25%	16%	9%	10%

46        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

5. Waiver was less than 0.005%.

See accompanying Notes to Financial Statements.

47        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS January 31, 2019 Unaudited

1. Organization

Oppenheimer Rochester AMT-Free Municipal Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

The Fund offers Class A, Class C and Class Y shares, and previously offered Class B shares for new purchase through June 29, 2012. Subsequent to that date, no new purchases of Class B shares were permitted. Reinvestment of dividend and/or capital gain distributions and exchanges of Class B shares into and from other Oppenheimer funds were permitted through May 31, 2018. Effective June 1, 2018 (the “Conversion Date”), all Class B shares converted to Class A shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C shares are sold, and Class B shares were sold, without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A and C shares have, and Class B shares had, separate distribution and/or service plans under which they pay, and Class B shares paid, fees. Class Y shares do not pay such fees. Previously issued Class B shares automatically converted to Class A shares 72 months after the date of purchase.

The following is a summary of significant accounting policies followed in the Fund’s preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may

48        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

2. Significant Accounting Policies (Continued)

differ from U.S. GAAP, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually or at other times as determined necessary by the Manager.

The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the Prime Rate plus 0.35%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former Trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. The Fund has analyzed its tax positions for the fiscal year ended July 31, 2018, including open tax years, and does not believe there are any uncertain tax positions requiring recognition in the Fund’s financial statements.

During the fiscal year ended July 31, 2018, the Fund did not utilize any capital loss carryforwards to offset capital gains realized in that fiscal year. Details of the fiscal year ended July 31, 2018 capital loss carryforwards are included in the table below. Capital loss

49        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

carryforwards with no expiration must be utilized prior to those with expiration dates. Capital losses with no expiration will be carried forward to future years if not offset by gains.

Expiring

2019	$12,340,869
No expiration	150,310,666

Total	$162,651,535

At period end, it is estimated that the capital loss carryforwards would be $12,340,869 expiring by 2019 and $175,372,480, which will not expire. The estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the reporting period, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains are determined in accordance with federal income tax requirements, which may differ from the character of net investment income or net realized gains presented in those financial statements in accordance with U.S. GAAP. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$2,065,185,115[1]

Gross unrealized appreciation	$79,881,835
Gross unrealized depreciation	(223,205,575)

Net unrealized depreciation	$(143,323,740)

1. The Federal tax cost of securities does not include cost of $91,878,843, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note in Note 4.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

New Accounting Pronouncements. In March 2017, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”), ASU 2017-08. This provides guidance

50        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

2. Significant Accounting Policies (Continued)

related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Manager has evaluated the impacts of these changes on the financial statements and there are no material impacts.

During August 2018, the Securities and Exchange Commission (the “SEC”) issued Final Rule Release No. 33-10532 (the “Rule”), Disclosure Update and Simplification. The rule amends certain financial statement disclosure requirements to conform to U.S. GAAP. The amendments to Rule 6-04.17 of Regulation S-X (balance sheet) remove the requirement to separately state the book basis components of net assets: undistributed (over-distribution of) net investment income (“UNII”), accumulated undistributed net realized gains (losses), and net unrealized appreciation (depreciation) at the balance sheet date. Instead, consistent with U.S. GAAP, funds will be required to disclose total distributable earnings. The amendments to Rule 6-09 of Regulation S-X (statement of changes in net assets) remove the requirement to separately state the sources of distributions paid. Instead, consistent with U.S. GAAP, funds will be required to disclose the total amount of distributions paid, except that any tax return of capital must be separately disclosed. The amendments also remove the requirement to parenthetically state the book basis amount of UNII on the statement of changes in net assets. The requirements of the Rule were effective November 5, 2018, and the Fund’s Statement of Assets and Liabilities and Statement of Changes in Net Assets for the current reporting period have been modified accordingly. In addition, certain amounts within the Fund’s Statement of Changes in Net Assets for the prior fiscal period have been modified to conform to the Rule.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange” or “NYSE”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

51        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

    Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

    Loans are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers. Standard inputs generally considered by third-party pricing vendors include information obtained from market participants regarding broker-dealer price quotations.

    Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

    To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based

52        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

3. Securities Valuation (Continued)

on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$100,306,479	$—	$100,306,479
Alaska	—	87,269	30,000	117,269
Arizona	—	45,270,268	341,550	45,611,818
Arkansas	—	—	1,266,550	1,266,550
California	—	195,684,495	—	195,684,495
Colorado	—	65,671,423	280,000	65,951,423
Connecticut	—	7,419,159	—	7,419,159
Delaware	—	2,758,575	—	2,758,575
District of Columbia	—	15,797,956	—	15,797,956
Florida	—	81,349,189	28,604,649	109,953,838
Georgia	—	19,593,125	—	19,593,125
Illinois	—	156,826,661	2,164,700	158,991,361
Indiana	—	31,255,611	—	31,255,611
Iowa	—	4,611,410	20,000	4,631,410
Kansas	—	1,536,817	—	1,536,817
Kentucky	—	49,402,329	900	49,403,229
Louisiana	—	39,800,732	—	39,800,732
Maine	—	7,617,760	—	7,617,760
Maryland	—	11,587,258	—	11,587,258
Massachusetts	—	27,738,235	—	27,738,235
Michigan	—	70,102,312	—	70,102,312
Minnesota	—	6,030,002	—	6,030,002
Mississippi	—	11,623,197	—	11,623,197

53        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Municipal Bonds and Notes (Continued)
Missouri	$—	$21,003,022	$1,750,170	$22,753,192
Montana	—	—	1,697,950	1,697,950
Nebraska	—	14,952,454	—	14,952,454
Nevada	—	6,629,587	—	6,629,587
New Hampshire	—	23,746,161	—	23,746,161
New Jersey	—	156,085,407	—	156,085,407
New Mexico	—	1,964,693	—	1,964,693
New York	—	173,833,706	—	173,833,706
North Carolina	—	5,677,050	—	5,677,050
Ohio	—	74,105,973	—	74,105,973
Oklahoma	—	3,492,708	—	3,492,708
Oregon	—	4,804,039	—	4,804,039
Pennsylvania	—	128,227,035	—	128,227,035
Rhode Island	—	6,502,510	—	6,502,510
South Carolina	—	11,993,167	3,870,343	15,863,510
South Dakota	—	1,602,555	—	1,602,555
Tennessee	—	23,835,197	—	23,835,197
Texas	—	72,736,573	—	72,736,573
Utah	—	1,075,919	—	1,075,919
Vermont	—	869,536	—	869,536
Virginia	—	13,384,746	2,091,015	15,475,761
Washington	—	38,531,505	—	38,531,505
West Virginia	—	3,857,565	—	3,857,565
Wisconsin	—	29,479,332	4,120	29,483,452
U.S. Possessions	—	201,003,935	—	201,003,935
Corporate Bonds and Notes	—	—	3,634	3,634
Corporate Loan	—	—	150,000	150,000

Total Assets	$—	$1,971,464,637	$42,275,581	$2,013,740,218

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

54        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

3. Securities Valuation (Continued)

	Transfers into Level 2*	Transfers out of Level 2**	Transfers into Level 3**	Transfers out of Level 3*

Assets Table
Investments, at Value:
Municipal Bonds and
Notes
Illinois	$735,300	$(189,800)	$189,800	$(735,300)
Kentucky	—	(900)	900	—
Missouri	2,701,740	—	—	(2,701,740)

Total Assets	$3,437,040	$(190,700)	$190,700	$(3,437,040)

*Transferred from Level 3 to Level 2 due to the availability of market data for this security.

**Transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity for these securities.

The following is a reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value:

	Value as of July 31, 2018	Realized gain (loss)	Change in unrealized appreciation/ depreciation	Accretion/ (amortization) of premium/ discount[a]

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alaska	$40,500	$—	$(10,500)	$—
Arizona	341,550	—	—	—
Arkansas	1,324,950	18,402	(900)	4,098
Colorado	350,000	—	(70,000)	—
Florida	31,249,705	(3,589,948)	5,514,473	—
Illinois	2,829,100	—	86,100	—
Iowa	27,000	—	(7,000)	—
Kentucky	—	—	—	—
Maryland	261,879	(539,466)	559,106	286
Missouri	4,419,010	—	59,312	5,242
Montana	1,522,300	—	170,305	100,065
Ohio	—	—	—	—
South Carolina	4,144,830	15,768	(160,373)	3,118
Texas	—	—	—	—
Virginia	1,732,750	1,080	359,976	209
Wisconsin	4,120	—	—	—
Corporate Bonds and Notes	3,693	1,064	(57)	—
Corporate Loan	—	—	—	—

Total Assets	$48,251,387	$(4,093,100)	$6,500,442	$113,018

a. Included in net investment income.

55        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Value as of January 31, 2019

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alaska	$—	$—	$—	$—	$30,000
Arizona	—	—	—	—	341,550
Arkansas	—	(80,000)	—	—	1,266,550
Colorado	—	—	—	—	280,000
Florida	373,689	(4,943,270)	—	—	28,604,649
Illinois	—	(205,000)	189,800	(735,300)	2,164,700
Iowa	—	—	—	—	20,000
Kentucky	—	—	900	—	900
Maryland	—	(281,805)	—	—	—
Missouri	—	(31,654)	—	(2,701,740)	1,750,170
Montana	—	(94,720)	—	—	1,697,950
Ohio	—	—	—	—	—
South Carolina	—	(133,000)	—	—	3,870,343
Texas	—	—	—	—	—
Virginia	—	(3,000)	—	—	2,091,015
Wisconsin	—	—	—	—	4,120
Corporate Bonds and Notes	—	(1,066)	—	—	3,634
Corporate Loan	150,000	—	—	—	150,000

Total Assets	$523,689	$(5,773,515)	$190,700	$(3,437,040)	$42,275,581

The total change in unrealized appreciation/depreciation included in the Statement of Operations attributable to Level 3 investments still held at period end:

Change in unrealized appreciation/ depreciation

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alaska	$(10,500)
Arkansas	(900)
Colorado	(70,000)
Florida	3,583,467
Illinois	86,100
Iowa	(7,000)
Missouri	59,312
Montana	170,305
South Carolina	(160,373)
Virginia	359,976
Corporate Bonds and Notes	(57)

Total Assets	$4,010,330

56        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

3. Securities Valuation (Continued)

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:

	Value as of January 31, 2019	Valuation Technique	Unobservable Input	Range of Unobservable Inputs	Unobservable Input Used

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alaska	$30,000	Pricing service	N/A	N/A	N/A (a)
Arizona	341,550	Pricing service	N/A	N/A	N/A (a)
Arkansas	1,266,550	Pricing service	N/A	N/A	N/A (a)
Colorado	280,000	Pricing service	N/A	N/A	N/A (a)
Florida	28,604,649	Pricing service	N/A	N/A	N/A (a)
Illinois	2,164,700	Pricing service	N/A	N/A	N/A (a)
Iowa	20,000	Pricing service	N/A	N/A	N/A (a)
Kentucky	900	Pricing service	N/A	N/A	N/A (a)
Missouri	1,750,170	Pricing service	N/A	N/A	N/A (a)
Montana	1,697,950	Pricing service	N/A	N/A	N/A (a)
South Carolina	3,870,343	Pricing service	N/A	N/A	N/A (a)
Virginia	2,091,015	Pricing service	N/A	N/A	N/A (a)
Wisconsin	4,120	Pricing service	N/A	N/A	N/A (a)
Corporate Bonds and Notes	3,634	Pricing service	N/A	N/A	N/A (a)
Corporate Loan	150,000	Expected recovery proceeds	Expected recovery proceeds	N/A	100% of par (b)

Total	$42,275,581

(a) Securities classified as Level 3 whose unadjusted values were provided by a pricing service and for which such inputs are unobservable. The Manager periodically reviews pricing vendor methodologies and inputs to confirm they are determined using unobservable inputs and have been appropriately classified. Such securities’ fair valuations could change significantly based on changes in unobservable inputs used by the pricing service.

(b) The Fund fair values certain corporate loans at the expected recovery value when a pricing vendor is unable to provide coverage. The Manager monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation.

4. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

    An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount

57        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

4. Investments and Risks (Continued)

representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

58        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

4. Investments and Risks (Continued)

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to resell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including

59        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

4. Investments and Risks (Continued)

following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/ reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. At period end, the Fund’s maximum exposure under such agreements is estimated at $50,810,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $163,020,381 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $93,810,000 in short-term floating rate securities issued and outstanding at that date.

At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 4,000,000	Greater Orlando, FL Aviation Authority Tender Option Bond Series 2015-XF2019 Trust[3]	11.120%	10/1/32	$4,818,680
4,250,000	Hudson Yards, NY Infrastructure Corp. Tender Option Bond Series 2017-XF0549-1 Trust	8.038	2/15/37	5,435,623
3,750,000	Hudson Yards, NY Infrastructure Corp. Tender Option Bond Series 2017-XF0549-2 Trust	8.038	2/15/39	4,744,688
9,000,000	IL Regional Transportation Authority Tender Option Bond Series 2018-XF2618 Trust[3]	4.945	6/1/43	9,236,970
5,000,000	Los Angeles, CA Unified School District Tender Option Bond Series 2018-XF2575 Trust	12.507	7/1/42	8,614,350
10,000,000	MA GO Tender Option Bond Series 2016-XF0530 Trust	8.079	12/1/35	13,120,900
5,215,000	NH H&EFA Tender Option Bond Series 2015-XF2144 Trust[3]	18.216	4/1/38	5,900,199

60        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

4. Investments and Risks (Continued)

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 2,500,000	Orange County, FL School Board Tender Option Bond Series 2015-XF2013 Trust[3]	12.553%	8/1/34	$2,683,125
3,335,000	San Francisco, CA City & County COP Tender Option Bond Series 2015-XF2033 Trust[3]	8.849	10/1/33	3,826,946
10,000,000	WI H&EFA (Ascension Health Credit Group) Tender Option Bond Series 2018-XF2541 Trust	4.956	11/15/34	10,828,900

				$69,210,381

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities, and interest on the security is recorded as investment income on the Fund’s Statement of Operations.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $93,810,000 or 4.59% of its total assets at period end.

Loans. The Fund invests in loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so directly as an original lender or by assignment or indirectly through participation agreements or certain derivative instruments. While many of these loans will be collateralized, the Fund can also invest in uncollateralized loans. Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The loans often pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates although the Fund can also invest in loans with fixed interest rates.

When investing in loans, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation

61        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

4. Investments and Risks (Continued)

in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$4,649,710
Sold securities	6,620,122

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest and/or principal payment.

In June 2016, Congress passed the Puerto Rico Oversight, Management, and Economic Stability Act (“PROMESA”). PROMESA established a federally-appointed fiscal oversight board (the “Oversight Board”) to oversee Puerto Rico’s financial operations and allows the Oversight Board to file cases on behalf of the Commonwealth of Puerto Rico or one of its instrumentalities to restructure debt and other obligations of the relevant entity in a “Title III” proceeding. Title III incorporates many provisions of the federal Bankruptcy Code for U.S. territories, and incorporates legal mechanisms for a litigation stay and restructuring of pension and debt obligations, among other provisions. In early May 2017, Title III petitions were filed for the Commonwealth of Puerto Rico and the Puerto Rico Sales Tax Financing Corporation (“COFINA”), two of the largest issuers of Puerto Rico debt. Title III petitions for Puerto Rico Highways & Transportation Authority (“PRHTA”) and Puerto Rico Electric Power Authority

62        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

4. Investments and Risks (Continued)

(“PREPA”) were subsequently filed in mid-May and early July, respectively. Title III petitions for additional Puerto Rican instrumentalities may be filed. These restructuring proceedings create uncertainty as to the treatment of claims of varying degrees of seniority and the levels and priorities of payment from the affected entities.

Information concerning securities not accruing interest at period end is as follows:

Cost	$301,600,266
Market Value	$192,194,358
Market Value as % of Net Assets	10.12%

Concentration Risk. The Fund invests a large percentage of its total assets in obligations of issuers within its respective state and U.S. territories. Risks may arise from geographic concentration in any state, commonwealth or territory, such as Puerto Rico, the U.S. Virgin Islands, Guam or the Northern Mariana Islands. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory such as ongoing developments in Puerto Rico may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than

63        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

5. Market Risk Factors (Continued)

obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended January 31, 2019		Year Ended July 31, 2018
	Shares	Amount	Shares	Amount
Class A
Sold[1]	15,524,090	$109,689,217	28,614,262	$197,436,443
Dividends and/or distributions reinvested	2,463,188	17,438,132	5,865,036	40,598,446
Redeemed	(19,491,203)	(137,900,710)	(50,725,907)	(350,345,661)

Net decrease	(1,503,925)	$(10,773,361)	(16,246,609)	$(112,310,772)

Class B
Sold	—	$—	4,087	$27,927
Dividends and/or distributions reinvested	—	—	7,194	49,217
Redeemed[1]	—	—	(418,049)	(2,867,159)

Net decrease	—	$—	(406,768)	$(2,790,015)

Class C
Sold	2,263,312	$15,878,230	6,385,881	$43,627,744
Dividends and/or distributions reinvested	580,120	4,072,873	1,458,898	10,011,281
Redeemed	(4,862,739)	(34,150,192)	(13,266,158)	(90,696,535)

Net decrease	(2,019,307)	$(14,199,089)	(5,421,379)	$(37,057,510)

Class Y
Sold	10,773,228	$75,914,490	20,243,125	$139,712,619
Dividends and/or distributions reinvested	988,740	6,976,769	2,131,822	14,709,224
Redeemed	(8,531,536)	(60,095,320)	(24,589,872)	(168,530,215)

Net increase (decrease)	3,230,432	$22,795,939	(2,214,925)	$(14,108,372)

1. All outstanding Class B shares converted to Class A shares on June 1, 2018.

7. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the reporting period were as follows:

	Purchases	Sales

Investment securities	$285,588,655	$329,563,379

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8. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule
Up to $200 million	0.60%
Next $100 million	0.55
Next $200 million	0.50
Next $250 million	0.45
Next $250 million	0.40
Next $4 billion	0.35
Over $5 billion	0.33

The Fund’s effective management fee for the reporting period was 0.42% of average annual net assets before any applicable waivers.

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the investment management fee collected by the Manager from the Fund, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

Transfer Agent Fees. OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. The Fund pays the Transfer Agent a fee based on annual net assets, which shall be calculated after any applicable fee waivers. Fees incurred and average net assets for each class with respect to these services are detailed in the Statement of Operations and Financial Highlights, respectively.

Sub-Transfer Agent Fees. The Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s Independent Trustees. Benefits are based on years of service and fees paid to each Trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active Independent Trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan.

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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

8. Fees and Other Transactions with Affiliates (Continued)

During the reporting period, the Fund’s projected benefit obligations, payments to retired Trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$—
Payments Made to Retired Trustees	11,157
Accumulated Liability as of January 31, 2019	81,392

The Fund’s Board of Trustees (“Board”) has adopted a compensation deferral plan for Independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees’ fees under the plan will not affect the net assets of the Fund and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to

0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plan for Class C Shares. The Fund has adopted a Distribution and Service Plan (the “Plan”) for Class C shares pursuant to Rule 12b-1 under the 1940 Act to compensate the Distributor for distributing those share classes, maintaining accounts and providing shareholder services. Under the Plan, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class C shares’ daily net assets. The Fund also pays a service fee under the Plan at an annual rate of 0.25% of daily net assets. The Plan continues in effect from year to year only if the Fund’s Board of Trustees votes annually to approve their continuance at an in person meeting called for that purpose. Fees incurred by the Fund

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8. Fees and Other Transactions with Affiliates (Continued)

under the Plan are detailed in the Statement of Operations.

Sales Charges. Front-end sales charges and CDSC do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

Six Months Ended	Class A Front-End Sales Charges Retained by Distributor	Class A Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor

January 31, 2019	$45,226	$7,614	$5,927

9. Borrowings and Other Financing

Borrowings. The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings (meaning that the value of those assets must be at least 300% of the amount borrowed). The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. When the Fund invests borrowed money in portfolio securities, it is using a speculative investment technique known as leverage and changes in the value of the Fund’s investments will have a larger effect on its share price than if it did not borrow because of the effect of leverage.

The Fund can also use the borrowings for other investment-related purposes, including in connection with the Fund’s inverse floater investments as discussed in Note 4. The Fund may use the borrowings to reduce the leverage amount of, or unwind or “collapse” trusts that issued “inverse floaters” owned by the Fund, or in circumstances in which the Fund has entered into a shortfall and forbearance agreement with the sponsor of the inverse floater trust to meet the Fund’s obligation to reimburse the sponsor of the inverse floater for the difference between the liquidation value of the underlying bond and the amount due to holders of the short-term floating rate notes issued by the Trust. See the discussion in Note 4

(Inverse Floating Rate Securities) for additional information.

The Fund will pay interest and may pay other fees in connection with loans. If the Fund does borrow, it will be subject to greater expenses than funds that do not borrow. The interest on borrowed money and the other fees incurred in conjunction with loans are an expense that might reduce the Fund’s yield and return. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.

The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and Citibank N.A. which enables it to participate with certain other

67        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

9. Borrowings and Other Financing (Continued)

Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.5 billion, collectively, by the Oppenheimer Rochester Funds. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Securities held in collateralized accounts to cover these borrowings are noted in the Statement of Investments. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (2.6263% at period end). The Fund pays additional fees monthly to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the reporting period equal 0.13% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

At period end, the Fund had borrowings outstanding at an interest rate of 2.6263%.

Details of the borrowings for the reporting period are as follows:

Average Daily Loan Balance	$42,497,826
Average Daily Interest Rate	2.359%
Fees Paid	$339,779
Interest Paid	$520,832

Reverse Repurchase Agreements. The Fund may engage in reverse repurchase agreements. A reverse repurchase agreement is the sale of one or more securities to a counterparty at an agreed-upon purchase price with the simultaneous agreement to repurchase those securities on a future date at a higher repurchase price. The repurchase price represents the repayment of the purchase price and interest accrued thereon over the term of the repurchase agreement. The cash received by the Fund in connection with a reverse repurchase agreement may be used for investment-related purposes such as purchasing portfolio securities or for other purposes such as those described in the preceding “Borrowings” note.

The Fund entered into a Committed Repurchase Transaction Facility (the “Facility”) with J.P. Morgan Securities LLC (the “counterparty”) which enables it to participate with certain other Oppenheimer funds in a committed reverse repurchase agreement facility that permits aggregate outstanding reverse repurchase agreements of up to $750 million, collectively. Interest is charged to the Fund on the purchase price of outstanding reverse repurchase agreements at current LIBOR rates plus an applicable spread. The Fund is also allocated its pro-rata share of an annual structuring fee based on the total Facility size and ongoing commitment fees based on the total unused amount of the Facility. The Fund retains the economic exposure to fluctuations in the value of securities subject to reverse repurchase agreements under the Facility and therefore these transactions are considered secured borrowings for financial reporting purposes. The Fund also continues to receive the economic benefit of interest payments received on securities subject to reverse repurchase agreements, in the form of a direct payment from the counterparty. These payments are included in

68        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

9. Borrowings and Other Financing (Continued)

interest income on the Statement of Operations. Total fees and interest related to the Fund’s participation in the Facility during the reporting period are included in expenses on the Fund’s Statement of Operations and equal 0.03% of the Fund’s average net assets on an annualized basis.

The securities subject to reverse repurchase agreements under the Facility are valued on a daily basis. To the extent this value, after adjusting for certain margin requirements of the Facility, exceeds the cash proceeds received, the Fund may request the counterparty to return securities equal in margin value to this excess. To the extent that the cash proceeds received exceed the margin value of the securities subject to the transaction, the counterparty may request additional securities from the Fund. The Fund has the right to declare each Wednesday as the repurchase date for any outstanding reverse repurchase agreement upon delivery of advanced notification and may also recall any security subject to such a transaction by substituting eligible securities of equal or greater margin value according to the Facility’s terms.

The Fund executed no transactions under the Facility during the reporting period.

Details of reverse repurchase agreement transactions for the reporting period are as follows:

Fees Paid	$367,401

10. Pending Acquisition

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of the Sub-Adviser and the Manager, announced that it has entered into an agreement whereby Invesco Ltd. (“Invesco”), a global investment management company, will acquire the Sub-Adviser (the “Transaction”). In connection with the Transaction, on January 11, 2019, the Fund’s Board unanimously approved an Agreement and Plan of Reorganization (the “Agreement”), which provides for the transfer of the assets and liabilities of the Fund to a corresponding, newly formed fund (the “Acquiring Fund”) in the Invesco family of funds (the “Reorganization”) in exchange for shares of the corresponding Acquiring Fund of equal value to the value of the shares of the Fund as of the close of business on the closing date. Although the Acquiring Fund will be managed by Invesco Advisers, Inc., the Acquiring Fund will, as of the closing date, have the same investment objective and substantially similar principal investment strategies and risks as the Fund. After the Reorganization, Invesco Advisers, Inc. will be the investment adviser to the Acquiring Fund, and the Fund will be liquidated and dissolved under applicable law and terminate its registration under the Investment Company Act of 1940, as amended. The Reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes.

The Reorganization is subject to the approval of shareholders of the Fund. Shareholders of record of the Fund on January 14, 2019 will be entitled to vote on the Reorganization and will receive a combined prospectus and proxy statement describing the Reorganization, the shareholder meeting, and a discussion of the factors the Fund’s Board considered in approving the Agreement. The combined prospectus and proxy statement is expected to be distributed to shareholders of record on or about February 28, 2019. The anticipated date of the shareholder

69        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

10. Pending Acquisition (Continued)

meeting is on or about April 12, 2019.

If shareholders approve the Agreement and certain other closing conditions are satisfied or waived, the Reorganization is expected to close during the second quarter of 2019, or as soon as practicable thereafter. This is subject to change.

11. Subsequent Event

On February 4, 2019, the United States District Court for the District of Puerto Rico confirmed the Third Amended Title III Plan of Adjustment of Puerto Rico Sales Tax Financing Corporation (“COFINA”). As a result, during February 2019 the Fund received a combination of newly issued COFINA bonds and cash in exchange for legacy COFINA bonds. The resulting impact to the Fund’s net assets was less than 0.50%.

70        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS Unaudited

The Fund has entered into an investment advisory agreement with OFI Global Asset Management, Inc. (“OFI Global” or the “Adviser”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”) (“OFI Global” and “OFI” together the “Managers”) and OFI Global has entered into a sub-advisory agreement with OFI whereby OFI provides investment sub-advisory services to the Fund (collectively, the “Agreements”).    Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to approve the terms of the Agreements and the renewal thereof. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Managers provide, such information as may be reasonably necessary to evaluate the terms of the Agreements. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition to in-person meetings focused on this evaluation, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

The Managers and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Managers’ services, (ii) the comparative investment performance of the Fund and the Managers, (iii) the fees and expenses of the Fund, including comparative fee and expense information, (iv) the profitability of the Managers and their affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Managers from their relationship with the Fund. The Board was aware that there are alternatives to retaining the Managers.

Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.

Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Managers’ key personnel who provide such services. The Managers’ duties include providing the Fund with the services of the Sub-Adviser’s portfolio manager and investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; and securities trading services. OFI Global is responsible for oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions; risk management; and oversight of the Sub-Adviser. OFI Global is also responsible for providing certain administrative services to the Fund. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the U.S. Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by federal and state securities laws for the sale of the Fund’s shares. OFI Global also provides the Fund with office space, facilities and equipment.

71        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS Unaudited / Continued

The Board also considered the quality of the services provided and the quality of the Managers’ resources that are available to the Fund. The Board took account of the fact that the Sub-Adviser has over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Managers’ advisory, administrative, accounting, legal, compliance and risk management services, among other services, and information the Board has received regarding the experience and professional qualifications of the Managers’ key personnel and the size and functions of their staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Troy Willis, the portfolio manager for the Fund, and the Sub-Adviser’s investment team and analysts. The Board members also considered the totality of their experiences with the Managers as directors or trustees of the Fund and other funds advised by the Managers.

The Board considered information regarding the quality of services provided by affiliates of the Managers, which the Board members have become knowledgeable about through their experiences with the Managers and in connection with the review or renewal of the Fund’s service agreements or service providers. The Board concluded, in light of the Managers’ experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreements.

Investment Performance of the Managers and the Fund. Throughout the year, the Managers provided information on the investment performance of the Fund, the Adviser and the Sub-Adviser, including comparative performance information. The Board also reviewed information, prepared by the Managers and by the independent consultant, comparing the Fund’s historical performance to relevant benchmarks or market indices and to the performance of other retail funds in the high yield muni category. The Board noted that the Fund’s one-year, three-year, five-year and ten-year performance was below its category median.

Fees and Expenses of the Fund. The Board reviewed the fees paid to the Adviser and the other expenses borne by the Fund. The Board noted that the Adviser, not the Fund, pays the Sub-Adviser’s fee under the sub-advisory agreement. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail front-end load high yield muni funds with comparable asset levels and distribution features. The Board noted that the Fund’s contractual management fee and total expenses were lower than its peer group and category median.

Economies of Scale and Profits Realized by the Managers. The Board considered information regarding the Managers’ costs in serving as the Fund’s investment adviser and sub-adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Managers’ profitability from their relationship with the Fund. The Board also considered that the Managers must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund. The Board reviewed whether the Managers may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.

72        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Other Benefits to the Managers. In addition to considering the profits realized by the Managers, the Board considered information that was provided regarding the direct and indirect benefits the Managers receive as a result of their relationship with the Fund, including compensation paid to the Managers’ affiliates.

Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Managers within the meaning and intent of the Securities and Exchange Commission Rules.

Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreements through September 30, 2019. In arriving at its decision, the Board did not identify any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreements, including the management fees, in light of all the surrounding circumstances.

73        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES;

UPDATES TO STATEMENT OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Guidelines under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Guidelines is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Beginning in April 2019, the Fund will no longer file Form N-Qs and will instead disclose its portfolio holdings monthly on Form N-PORT, which will also be available on the SEC’s website at www.sec.gov.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

74        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

DISTRIBUTION SOURCES Unaudited

For any distribution that took place over the last six months of the Fund’s reporting period, the table below details on a per-share basis the percentage of the Fund’s total distribution payment amount that was derived from the following sources: net income, net profit from the sale of securities, and other capital sources. Other capital sources represent a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” You should not draw any conclusions about the Fund’s investment performance from the amounts of these distributions. This information is based upon income and capital gains using generally accepted accounting principles as of the date of each distribution. If the Fund (or an underlying fund in which the Fund invests) invests in real estate investment trusts (REITs) and/or master limited partnerships (MLPs), the percentages attributed to each category are estimated using historical information because the character of the amounts received from the REITs and/or MLPs in which the Fund (or underlying fund) invests is unknown until after the end of the calendar year. Because the Fund is actively managed, the relative amount of the Fund’s total distributions derived from various sources over the calendar year may change. Please note that this information should not be used for tax reporting purposes as the tax character of distributable income may differ from the amounts used for this notification. You will receive IRS tax forms in the first quarter of each calendar year detailing the actual amount of the taxable and non-taxable portion of distributions paid to you during the tax year.

For the most current information, please go to oppenheimerfunds.com. Select your Fund, and scroll down to the ‘Dividends’ table under ‘Analytics’.

Fund Name	Pay Date	Net Income	Net Profit from Sale	Other Capital Sources
Oppenheimer Rochester AMT-Free Municipal Fund	925/18	86.5%	0.0%	13.5%
Oppenheimer Rochester AMT-Free Municipal Fund	10/23/18	83.4%	0.0%	16.6%
Oppenheimer Rochester AMT-Free Municipal Fund	1/22/19	92.2%	0.0%	7.8%

75        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Trustees and Officers	Joel W. Motley, Chairman of the Board of Trustees and Trustee
Beth Ann Brown, Trustee
Edmund P. Giambastiani, Jr., Trustee
Elizabeth Krentzman, Trustee
Mary F. Miller, Trustee
Joanne Pace, Trustee
Daniel Vandivort, Trustee
Brian F. Wruble, Trustee
Arthur P. Steinmetz, Trustee, President and Principal Executive Officer
Scott S. Cottier, Vice President
Troy E. Willis, Vice President
Mark R. DeMitry, Vice President
Michael L. Camarella, Vice President
Charles S. Pulire, Vice President
Elizabeth Mossow, Vice President
Richard Stein, Vice President
Cynthia Lo Bessette, Secretary and Chief Legal Officer
Jennifer Foxson, Vice President and Chief Business Officer
Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money
Laundering Officer
Brian S. Petersen, Treasurer and Principal Financial & Accounting Officer

Manager	OFI Global Asset Management, Inc.

Sub-Adviser	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder	OFI Global Asset Management, Inc.
Servicing Agent

Sub-Transfer Agent	Shareholder Services, Inc.
DBA OppenheimerFunds Services

Independent Registered	KPMG LLP
Public Accounting Firm

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

© 2019 OppenheimerFunds, Inc. All rights reserved.

76        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

PRIVACY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain non-public personal information about our shareholders from the following sources:

●	Applications or other forms.
●	When you create a user ID and password for online account access.
●	When you enroll in eDocs Direct,SM our electronic document delivery service.
●	Your transactions with us, our affiliates or others.
●	Technologies on our website, including: “cookies” and web beacons, which are used to collect data on the pages you visit and the features you use.

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

Copies of confirmations, account statements and other documents reporting activity in your fund accounts are made available to your financial advisor (as designated by you). We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

77        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

PRIVACY NOTICE Continued

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/ or personal information should only be communicated via email when you are advised that you are using a secure website.

As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

●

All transactions conducted via our websites, including redemptions, exchanges and purchases, are secured by the highest encryption standards available. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

●

Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

●	You can exit the secure area by closing your browser or, for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, safeguard that information. Strengthening your online credentials–your online security profile–typically your user name, password, and security questions and answers, can be one of your most important lines of defense on the Internet. For additional information on how you can help prevent identity theft, visit https://www. oppenheimerfunds.com/security.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds, Inc., each of its investment adviser subsidiaries, OppenheimerFunds Distributor, Inc. and OFI Global Trust Co. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated as of November 2017. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about this privacy policy, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com, write to us at P.O. Box 5270, Denver, CO 80217-5270, or call us at 800 CALL OPP (225 5677).

78        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

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79        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Visit us at oppenheimerfunds.com for 24-hr access to account information and transactions or call us at 800.CALL OPP (800.225.5677) for 24-hr automated information and automated transactions. Representatives also available Mon–Fri 8am-8pm ET.

Visit Us oppenheimerfunds.com Call Us 800 225 5677 Follow Us

Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc.
225 Liberty Street, New York, NY 10281-1008

© 2019 OppenheimerFunds Distributor, Inc. All rights reserved.

RS0310.001.0119 March 25, 2019

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

None

Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 1/31/2019, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)	(1) Exhibit attached hereto.

(2) Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester AMT-Free Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	3/15/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	3/15/2019

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	3/15/2019